PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-9
Statements of Changes in Net Assets	C-17
Statements of Cash Flows	C-32
Financial Highlights	C-33
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-5
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8
Where to Go for More Information	F-24

The 2012 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2012 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Cash Management	Cash Management Class I	369,202	$3,722,211	$3,723,541
Diversified Bond	Diversified Bond Class I	295,857	2,382,778	2,424,590
Floating Rate Loan	Floating Rate Loan Class I	238,076	1,403,919	1,393,469
High Yield Bond	High Yield Bond Class I	568,358	2,798,975	3,583,865
Inflation Managed	Inflation Managed Class I	907,016	9,178,741	9,644,486
Inflation Protected	Inflation Protected Class I	42,766	452,295	462,716
Managed Bond	Managed Bond Class I	985,557	10,522,607	11,382,459
Short Duration Bond	Short Duration Bond Class I	346,951	3,101,285	3,268,755
Emerging Markets Debt	Emerging Markets Debt Class I	18,681	195,429	202,105
American Funds® Growth	American Funds Growth Class I	315,980	1,907,226	2,966,039
American Funds Growth-Income	American Funds Growth-Income Class I	243,532	1,689,953	2,546,774
Comstock	Comstock Class I	173,953	814,914	1,429,855
Dividend Growth	Dividend Growth Class I	192,797	1,437,387	1,955,135
Equity Index	Equity Index Class I	72,449	1,627,207	2,221,419
Focused 30	Focused 30 Class I	114,939	969,958	1,434,239
Growth LT	Growth LT Class I	43,439	536,651	580,933
Large-Cap Growth	Large-Cap Growth Class I	228,219	862,420	1,179,359
Large-Cap Value	Large-Cap Value Class I	154,713	1,146,492	1,860,184
Long/Short Large-Cap	Long/Short Large-Cap Class I	53,730	293,359	379,594
Main Street® Core	Main Street Core Class I	64,700	720,428	1,267,086
Mid-Cap Equity	Mid-Cap Equity Class I	170,371	1,305,364	1,694,461
Mid-Cap Growth	Mid-Cap Growth Class I	237,671	1,185,985	1,700,348
Mid-Cap Value	Mid-Cap Value Class I	84,774	808,838	828,036
Small-Cap Equity	Small-Cap Equity Class I	25,436	201,307	296,678
Small-Cap Growth	Small-Cap Growth Class I	102,353	638,066	993,420
Small-Cap Index	Small-Cap Index Class I	72,079	583,625	894,875
Small-Cap Value	Small-Cap Value Class I	131,739	1,104,399	1,496,241
Health Sciences	Health Sciences Class I	199,087	2,118,944	2,857,600
Real Estate	Real Estate Class I	130,742	1,101,702	2,133,927
Technology	Technology Class I	225,420	890,177	947,271
Emerging Markets	Emerging Markets Class I	187,051	1,522,441	2,737,077
International Large-Cap	International Large-Cap Class I	365,748	1,478,335	2,460,917
International Small-Cap	International Small-Cap Class I	82,708	359,891	524,528
International Value	International Value Class I	143,912	950,468	1,396,386
Currency Strategies	Currency Strategies Class I *	252	2,499	2,493
Global Absolute Return	Global Absolute Return Class I *	47	468	471
Precious Metals	Precious Metals Class I *	23	200	199
American Funds Asset Allocation	American Funds Asset Allocation Class I	1,304,379	18,368,364	20,155,602
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I	941,079	10,853,044	10,980,558
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I	2,216,956	28,573,630	29,540,753
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I	659,187	8,555,639	8,942,275
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	13,351,542	133,261,162	141,375,644
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	16,982,798	165,843,320	177,973,204
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	58,039,833	558,359,508	599,743,185
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	49,084,685	463,904,612	500,173,435
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	13,163,043	122,958,574	131,865,702

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	893,149	10,598,499	11,226,883

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	583,292	6,079,020	7,005,338

	BlackRock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	22,126	180,871	187,631
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	5,408,887	70,059,366	77,563,438

	Fidelity® Variable Insurance Products Funds
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	195,264	2,004,478	2,036,602

See Notes to Financial Statements	See explanation of symbol on page G-2

G-1

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation	First Trust/Dow Jones Dividend & Income Allocation	113,291	$1,164,123	$1,168,026

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 2	Franklin Templeton VIP Founding Funds Allocation Class 2	5,023	39,618	42,744
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	869,327	5,629,143	7,380,586
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2	14,545	291,042	293,521
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	8,373	160,342	163,028

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	812,725	13,127,780	14,060,140

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Equity Index Class 1	JPMorgan Insurance Trust Equity Index Class 1	1,452	17,124	18,002

	Lord Abbett Series Fund, Inc.
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	3,614	50,268	55,330
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	31,196	513,936	521,913

	MFS® Variable Insurance Trust
MFS Investors Growth Stock Series - Service Class	MFS Investors Growth Stock Series - Service Class	1,012	11,083	12,068
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	170,017	3,311,220	3,366,335
MFS Value Series - Service Class	MFS Value Series - Service Class	20,471	268,363	291,092

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	1,023,865	12,747,882	13,064,518

	Schwab VIT Portfolios
Schwab VIT Balanced	Schwab VIT Balanced *	14,502	148,646	152,271

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., BlackRock is a registered trademark of BlackRock, Inc., Fidelity and FundsManager are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

*	The variable accounts did not receive any dividend or capital gain distributions from the underlying portfolios/funds during the reporting period.

See Notes to Financial Statements

G-2

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
ASSETS
Investments in mutual funds, at value	$3,723,541	$2,424,590	$1,393,469	$3,583,865	$9,644,486	$462,716	$11,382,459
Receivables:
Due from Pacific Life & Annuity Company	8,030	1,283	853	585	7,983	—	10,856
Investments sold	—	—	—	642	—	60	—
Total Assets	3,731,571	2,425,873	1,394,322	3,585,092	9,652,469	462,776	11,393,315
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	60	—
Investments purchased	7,658	34	338	—	556	—	2,680
Other	—	—	—	—	—	23	—
Total Liabilities	7,658	34	338	—	556	83	2,680
NET ASSETS	$3,723,913	$2,425,839	$1,393,984	$3,585,092	$9,651,913	$462,693	$11,390,635
Units Outstanding	374,706	197,179	141,992	228,675	555,785	41,671	717,650
Accumulation Unit Values	$9.33 - $12.70	$10.68 - $13.54	$9.23 - $11.52	$11.33 - $21.48	$10.82 - $25.08	$11.06 - $11.20	$10.85 - $25.01
Cost of Investments	$3,722,211	$2,382,778	$1,403,919	$2,798,975	$9,178,741	$452,295	$10,522,607

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$3,268,755	$202,105	$2,966,039	$2,546,774	$1,429,855	$1,955,135	$2,221,419
Receivables:
Due from Pacific Life & Annuity Company	6,774	—	2,235	2,469	3,777	1,807	2,977
Investments sold	—	68	1,215	1,469	487	40	—
Total Assets	3,275,529	202,173	2,969,489	2,550,712	1,434,119	1,956,982	2,224,396
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	68	—	—	—	—	—
Investments purchased	1,868	—	—	—	—	—	861
Other	—	10	—	—	—	—	—
Total Liabilities	1,868	78	—	—	—	—	861
NET ASSETS	$3,273,661	$202,095	$2,969,489	$2,550,712	$1,434,119	$1,956,982	$2,223,535
Units Outstanding	309,224	18,415	248,282	229,482	121,349	180,269	217,090
Accumulation Unit Values	$10.13 - $12.07	$10.92 - $11.03	$9.54 - $14.64	$9.17 - $13.16	$9.01 - $12.79	$9.24 - $13.43	$9.59 - $23.58
Cost of Investments	$3,101,285	$195,429	$1,907,226	$1,689,953	$814,914	$1,437,387	$1,627,207

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$1,434,239	$580,933	$1,179,359	$1,860,184	$379,594	$1,267,086	$1,694,461
Receivables:
Due from Pacific Life & Annuity Company	1,339	2,978	7,081	8,664	1,056	5,146	6,029
Investments sold	—	—	—	—	—	—	1,233
Total Assets	1,435,578	583,911	1,186,440	1,868,848	380,650	1,272,232	1,701,723
LIABILITIES
Payables:
Investments purchased	1,246	90	2,590	301	611	325	—
Total Liabilities	1,246	90	2,590	301	611	325	—
NET ASSETS	$1,434,332	$583,821	$1,183,850	$1,868,547	$380,039	$1,271,907	$1,701,723
Units Outstanding	107,893	48,638	121,561	162,852	37,477	113,937	142,476
Accumulation Unit Values	$8.49 - $18.17	$9.53 - $25.60	$9.27 - $11.80	$9.41 - $15.60	$9.88 - $10.30	$9.55 - $19.63	$8.51 - $22.13
Cost of Investments	$969,958	$536,651	$862,420	$1,146,492	$293,359	$720,428	$1,305,364

	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
ASSETS
Investments in mutual funds, at value	$1,700,348	$828,036	$296,678	$993,420	$894,875	$1,496,241	$2,857,600
Receivables:
Due from Pacific Life & Annuity Company	833	—	—	1,033	1,944	1,765	5,982
Investments sold	274	447	1,368	315	—	39	—
Total Assets	1,701,455	828,483	298,046	994,768	896,819	1,498,045	2,863,582
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	322	956	—	—	—	—
Investments purchased	—	—	—	—	166	—	5,982
Other	—	—	—	—	—	—	169
Total Liabilities	—	322	956	—	166	—	6,151
NET ASSETS	$1,701,455	$828,161	$297,090	$994,768	$896,653	$1,498,045	$2,857,431
Units Outstanding	140,772	52,724	20,544	83,137	70,076	80,321	161,070
Accumulation Unit Values	$9.44 - $13.66	$9.65 - $16.61	$11.58 - $16.88	$10.40 - $13.77	$9.76 - $18.40	$10.99 - $27.73	$13.49 - $21.20
Cost of Investments	$1,185,985	$808,838	$201,307	$638,066	$583,625	$1,104,399	$2,118,944

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Currency Strategies
ASSETS
Investments in mutual funds, at value	$2,133,927	$947,271	$2,737,077	$2,460,917	$524,528	$1,396,386	$2,493
Receivables:
Due from Pacific Life & Annuity Company	396	1,043	14,245	5,197	206	129	—
Investments sold	1,368	—	2,102	3,106	1,125	6,132	—
Total Assets	2,135,691	948,314	2,753,424	2,469,220	525,859	1,402,647	2,493
LIABILITIES
Payables:
Investments purchased	—	1,043	—	—	—	—	—
Other	—	17	—	—	—	—	—
Total Liabilities	—	1,060	—	—	—	—	—
NET ASSETS	$2,135,691	$947,254	$2,753,424	$2,469,220	$525,859	$1,402,647	$2,493
Units Outstanding	146,338	96,154	141,340	184,906	62,455	159,935	253
Accumulation Unit Values	$9.32 - $38.61	$5.92 - $11.43	$9.53 - $58.04	$9.69 - $18.66	$7.49 - $11.23	$6.16 - $12.22	$9.85 - $9.85
Cost of Investments	$1,101,702	$890,177	$1,522,441	$1,478,335	$359,891	$950,468	$2,499

	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$471	$199	$20,155,602	$10,980,558	$29,540,753	$8,942,275	$141,375,644
Receivables:
Due from Pacific Life & Annuity Company	—	—	20,113	8,700	171,537	—	43,412
Investments sold	—	—	—	—	—	2,780	—
Total Assets	471	199	20,175,715	10,989,258	29,712,290	8,945,055	141,419,056
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	2,780	—
Investments purchased	—	—	20,113	8,700	171,537	—	43,412
Other	—	—	1,156	594	1,560	445	15,942
Total Liabilities	—	—	21,269	9,294	173,097	3,225	59,354
NET ASSETS	$471	$199	$20,154,446	$10,979,964	$29,539,193	$8,941,830	$141,359,702
Units Outstanding	47	23	1,285,167	817,959	2,104,101	604,763	13,253,818
Accumulation Unit Values	$9.95 - $9.95	$8.54 - $8.54	$10.59 - $16.72	$10.58 - $13.60	$10.30 - $14.41	$10.17 - $15.57	$10.60 - $11.01
Cost of Investments	$468	$200	$18,368,364	$10,853,044	$28,573,630	$8,555,639	$133,261,162

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B	BlackRock Capital Appreciation V.I. Class III
ASSETS
Investments in mutual funds, at value	$177,973,204	$599,743,185	$500,173,435	$131,865,702	$11,226,883	$7,005,338	$187,631
Receivables:
Due from Pacific Life & Annuity Company	98,141	—	—	—	5,201	—	374
Investments sold	—	239,060	207,936	90,073	—	3,134	—
Total Assets	178,071,345	599,982,245	500,381,371	131,955,775	11,232,084	7,008,472	188,005
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	239,060	207,936	90,073	—	3,134	—
Investments purchased	98,141	—	—	—	5,201	—	374
Other	21,923	79,648	73,615	20,111	551	368	4
Total Liabilities	120,064	318,708	281,551	110,184	5,752	3,502	378
NET ASSETS (1)	$177,951,281	$599,663,537	$500,099,820	$131,845,591	$11,226,332	$7,004,970	$187,627
Units Outstanding	16,901,834	57,984,769	49,294,221	13,283,546	720,003	691,535	16,464
Accumulation Unit Values	$10.45 - $11.22	$10.27 - $11.42	$10.08 - $11.62	$9.87 - $11.81	$10.79 - $16.82	$9.87 - $11.61	$9.85 - $12.57
Cost of Investments	$165,843,320	$558,359,508	$463,904,612	$122,958,574	$10,598,499	$6,079,020	$180,871

	BlackRock Global Allocation V.I. Class III	Fidelity VIP FundsManager 60% Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation	Franklin Templeton VIP Founding Funds Allocation Class 2	Franklin Templeton VIP Founding Funds Allocation Class 4	Mutual Global Discovery Securities Class 2	Templeton Global Bond Securities Class 2
ASSETS
Investments in mutual funds, at value	$77,563,438	$2,036,602	$1,168,026	$42,744	$7,380,586	$293,521	$163,028
Receivables:
Due from Pacific Life & Annuity Company	104,261	17,300	5,020	—	—	—	—
Investments sold	—	—	—	4	4,450	153	10
Total Assets	77,667,699	2,053,902	1,173,046	42,748	7,385,036	293,674	163,038
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	4	4,450	153	10
Investments purchased	104,261	17,300	5,020	—	—	—	—
Other	2,607	125	58	1	422	8	5
Total Liabilities	106,868	17,425	5,078	5	4,872	161	15
NET ASSETS	$77,560,831	$2,036,477	$1,167,968	$42,743	$7,380,164	$293,513	$163,023
Units Outstanding	7,406,435	199,249	112,925	3,816	728,062	25,648	13,899
Accumulation Unit Values	$9.70 - $11.46	$10.19 - $10.26	$10.31 - $10.37	$10.95 - $11.35	$9.82 - $12.43	$10.64 - $12.27	$11.37 - $12.36
Cost of Investments	$70,059,366	$2,004,478	$1,164,123	$39,618	$5,629,143	$291,042	$160,342

(1)	Net assets for the Portfolio Optimization Aggressive-Growth Variable Account include contracts in payout (annuitization) period in the amount of $25,802 as of December 31, 2012 (See Note 2D in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	GE Investments Total Return Class 3	JPMorgan Insurance Trust Equity Index Class 1	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Investors Growth Stock Series - Service Class	MFS Total Return Series - Service Class	MFS Value Series - Service Class
ASSETS
Investments in mutual funds, at value	$14,060,140	$18,002	$55,330	$521,913	$12,068	$3,366,335	$291,092
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	275	—	9,195	154
Investments sold	381	2	565	—	1	—	—
Total Assets	14,060,521	18,004	55,895	522,188	12,069	3,375,530	291,246
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	381	2	565	—	1	—	—
Investments purchased	—	—	—	275	—	9,195	154
Other	937	—	1	15	1	198	8
Total Liabilities	1,318	2	566	290	2	9,393	162
NET ASSETS	$14,059,203	$18,002	$55,329	$521,898	$12,067	$3,366,137	$291,084
Units Outstanding	1,000,860	1,397	4,831	48,236	883	324,475	24,609
Accumulation Unit Values	$10.03 - $14.72	$12.89 - $12.89	$9.65 - $11.92	$10.58 - $11.84	$13.67 - $13.67	$10.32 - $11.38	$11.13 - $13.16
Cost of Investments	$13,127,780	$17,124	$50,268	$513,936	$11,083	$3,311,220	$268,363

	PIMCO Global Multi-Asset- Advisor Class	Schwab VIT Balanced
ASSETS
Investments in mutual funds, at value	$13,064,518	$152,271
Receivables:
Due from Pacific Life & Annuity Company	13,311	—
Investments sold	—	7
Total Assets	13,077,829	152,278
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	7
Investments purchased	12,125	—
Other	—	7
Total Liabilities	12,125	14
NET ASSETS	$13,065,704	$152,264
Units Outstanding	1,187,488	14,741
Accumulation Unit Values	$9.71 - $11.43	$10.33 - $10.33
Cost of Investments	$12,747,882	$148,646

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments	$39	$70,658	$63,004	$237,214	$187,369	$1,284	$496,924
EXPENSES
Mortality and expense risk	48,828	29,440	16,345	43,235	113,525	4,143	123,351
Administrative fees	7,861	4,766	2,979	7,729	19,297	682	20,600
Total Expenses	56,689	34,206	19,324	50,964	132,822	4,825	143,951
Net Investment Income (Loss)	(56,650)	36,452	43,680	186,250	54,547	(3,541)	352,973
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	35	(98,376)	(43,949)	20,277	(92,873)	(1,535)	7,206
Capital gain distributions from mutual fund investments	—	21,419	—	—	1,301,239	1,112	9,679
Realized Gain (Loss) on Investments	35	(76,957)	(43,949)	20,277	1,208,366	(423)	16,885
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(74)	186,667	83,512	235,829	(637,264)	13,526	405,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($56,689)	$146,162	$83,243	$442,356	$625,649	$9,562	$774,858

	Short Duration Bond	Emerging Markets Debt (1)	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments	$24,242	$4,391	$4,964	$27,842	$26,379	$31,407	$47,378
EXPENSES
Mortality and expense risk	37,142	559	36,326	31,339	21,607	19,648	20,749
Administrative fees	5,986	136	5,993	5,301	3,597	3,383	3,500
Total Expenses	43,128	695	42,319	36,640	25,204	23,031	24,249
Net Investment Income (Loss)	(18,886)	3,696	(37,355)	(8,798)	1,175	8,376	23,129
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	3,579	8	70,729	26,647	129,436	(1,644)	44,469
Capital gain distributions from mutual fund investments	—	—	—	—	70,587	35,316	—
Realized Gain on Investments	3,579	8	70,729	26,647	200,023	33,672	44,469
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	62,445	6,676	359,428	300,047	46,004	134,366	173,104
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,138	$10,380	$392,802	$317,896	$247,202	$176,414	$240,702

	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments	$—	$5,233	$—	$35,629	$3,144	$12,871	$11,752
EXPENSES
Mortality and expense risk	19,604	8,147	17,840	24,902	6,097	16,380	23,608
Administrative fees	3,103	1,284	2,914	4,177	998	2,946	3,878
Total Expenses	22,707	9,431	20,754	29,079	7,095	19,326	27,486
Net Investment Income (Loss)	(22,707)	(4,198)	(20,754)	6,550	(3,951)	(6,455)	(15,734)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	145,085	(35,069)	159,435	34,624	103,935	83,478	132,761
Capital gain distributions from mutual fund investments	97,807	203,952	181,319	45,200	50,024	56,322	335,959
Realized Gain on Investments	242,892	168,883	340,754	79,824	153,959	139,800	468,720
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	89,119	(98,360)	(108,744)	171,434	(46,891)	49,020	(341,516)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$309,304	$66,325	$211,256	$257,808	$103,117	$182,365	$111,470

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
INVESTMENT INCOME
Dividends from mutual fund investments	$7,242	$9,012	$5,208	$807	$9,191	$29,465	$—
EXPENSES
Mortality and expense risk	23,032	8,148	5,381	12,885	9,761	18,844	32,886
Administrative fees	3,768	1,353	848	2,261	1,704	3,276	5,108
Total Expenses	26,800	9,501	6,229	15,146	11,465	22,120	37,994
Net Investment Income (Loss)	(19,558)	(489)	(1,021)	(14,339)	(2,274)	7,345	(37,994)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	81,237	9,921	49,519	2,899	15,885	73,840	61,714
Capital gain distributions from mutual fund investments	377,274	49,160	19,932	144,491	11,879	162,553	100,661
Realized Gain on Investments	458,511	59,081	69,451	147,390	27,764	236,393	162,375
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(332,111)	34,512	(14,223)	(27,841)	76,339	(98,270)	313,649
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,842	$93,104	$54,207	$105,210	$101,829	$145,468	$438,030

	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Currency Strategies (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$24,809	$—	$19,661	$34,873	$13,525	$46,510	$—
EXPENSES
Mortality and expense risk	25,048	13,345	32,399	27,114	7,474	19,672	1
Administrative fees (2)	4,277	2,097	5,157	4,785	1,458	3,496	—
Total Expenses	29,325	15,442	37,556	31,899	8,932	23,168	1
Net Investment Income (Loss)	(4,516)	(15,442)	(17,895)	2,974	4,593	23,342	(1)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	263,002	(33,751)	(487)	108,632	5,390	206,431	—
Capital gain distributions from mutual fund investments	75,680	85,020	274,764	—	—	—	—
Realized Gain (Loss) on Investments	338,682	51,269	274,277	108,632	5,390	206,431	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(64,226)	6,248	179,876	318,059	85,578	40,228	(6)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$269,940	$42,075	$436,258	$429,665	$95,561	$270,001	($7)

	Global Absolute Return (1)	Precious Metals (1)	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$301,402	$149,417	$396,930	$121,269	$3,330,181
EXPENSES
Mortality and expense risk (2)	—	—	135,486	95,390	181,125	89,415	1,713,018
Administrative fees (2)	—	—	20,414	14,755	27,286	13,421	278,853
Total Expenses	—	—	155,900	110,145	208,411	102,836	1,991,871
Net Investment Income (Loss)	—	—	145,502	39,272	188,519	18,433	1,338,310
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	—	—	(10,000)	(65,980)	(50,214)	(28,806)	130,926
Capital gain distributions from mutual fund investments	—	—	139,046	294,831	233,004	278,829	135,618
Realized Gain (Loss) on Investments	—	—	129,046	228,851	182,790	250,023	266,544
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	3	(1)	1,120,077	261,394	1,081,779	541,163	8,106,463
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3	($1)	$1,394,625	$529,517	$1,453,088	$809,619	$9,711,317

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).
(2)	The mortality and expense risk for the Global Absolute Return and Precious Metals Variable Accounts and administrative fees for the Currency Strategies, Global Absolute Return and Precious Metals Variable Accounts are less than $1 and are not shown on the above Statements of Operations due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B
INVESTMENT INCOME
Dividends from mutual fund investments	$3,957,114	$11,947,869	$8,570,853	$1,837,456	$56,570	$125,729
EXPENSES
Mortality and expense risk	2,249,251	7,809,014	7,077,166	1,943,880	78,992	73,035
Administrative fees	366,668	1,279,597	1,164,712	319,992	12,465	11,156
Total Expenses	2,615,919	9,088,611	8,241,878	2,263,872	91,457	84,191
Net Investment Income (Loss)	1,341,195	2,859,258	328,975	(426,416)	(34,887)	41,538
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	40,593	(165,982)	2,088,012	469,476	(7,061)	(6,864)
Capital gain distributions from mutual fund investments	25,957	—	—	—	25,914	—
Realized Gain (Loss) on Investments	66,550	(165,982)	2,088,012	469,476	18,853	(6,864)
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	14,003,588	55,494,138	55,170,493	16,516,844	465,638	620,241
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,411,333	$58,187,414	$57,587,480	$16,559,904	$449,604	$654,915

	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP FundsManager 60% Service Class 2 (1)	First Trust/ Dow Jones Dividend & Income Allocation (1)	Franklin Templeton VIP Founding Funds Allocation Class 2	Franklin Templeton VIP Founding Funds Allocation Class 4
INVESTMENT INCOME
Dividends from mutual fund investments	$1,162	$1,129,342	$25,472	$13,767	$389	$180,550
EXPENSES
Mortality and expense risk	858	780,708	7,303	3,337	229	88,541
Administrative fees	178	130,278	1,086	512	34	13,644
Total Expenses	1,036	910,986	8,389	3,849	263	102,185
Net Investment Income	126	218,356	17,083	9,918	126	78,365
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(2,217)	(218,245)	(100)	(34)	(16)	16,496
Capital gain distributions from mutual fund investments	2,295	253,306	6,415	—	—	—
Realized Gain (Loss) on Investments	78	35,061	6,315	(34)	(16)	16,496
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	11,649	4,480,854	32,124	3,903	3,211	790,072
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,853	$4,734,271	$55,522	$13,787	$3,321	$884,933

	Mutual Global Discovery Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	JPMorgan Insurance Trust Equity Index Class 1	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC
INVESTMENT INCOME
Dividends from mutual fund investments	$5,839	$8,395	$186,543	$376	$756	$8,861
EXPENSES
Mortality and expense risk	1,409	722	123,472	245	389	2,096
Administrative fees	316	180	19,330	30	78	452
Total Expenses	1,725	902	142,802	275	467	2,548
Net Investment Income	4,114	7,493	43,741	101	289	6,313
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(2,883)	(231)	(10,336)	(22)	(4,409)	229
Capital gain distributions from mutual fund investments	11,788	211	—	—	—	3,287
Realized Gain (Loss) on Investments	8,905	(20)	(10,336)	(22)	(4,409)	3,516
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	6,251	3,183	890,453	2,541	9,873	6,080
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,270	$10,656	$923,858	$2,620	$5,753	$15,909

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	MFS Investors Growth Stock Series - Service Class	MFS Total Return Series - Service Class	MFS Value Series - Service Class	PIMCO Global Multi-Asset - Advisor Class	Schwab VIT Balanced (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$25	$22,614	$3,466	$321,924	$—
EXPENSES
Mortality and expense risk	68	14,685	1,588	115,545	71
Administrative fees	17	2,344	361	18,597	51
Total Expenses	85	17,029	1,949	134,142	122
Net Investment Income (Loss)	(60)	5,585	1,517	187,782	(122)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	34	(1,558)	(1,438)	(23,589)	17
Capital gain distributions from mutual fund investments	552	—	1,842	50,551	—
Realized Gain (Loss) on Investments	586	(1,558)	404	26,962	17
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	1,114	52,970	22,362	420,721	3,626
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,640	$56,997	$24,283	$635,465	$3,521

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011
	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($56,650)	($61,746)	$36,452	$874,671	$43,680	$1,410,182
Realized gain (loss) on investments	35	17	(76,957)	5,048,731	(43,949)	589,763
Change in net unrealized appreciation (depreciation) on investments	(74)	(28)	186,667	(3,744,852)	83,512	(1,578,344)
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,689)	(61,757)	146,162	2,178,550	83,243	421,601
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	729,286	310,274	259,349	2,311,710	371,929	719,440
Transfers between variable and fixed accounts, net	6,984,270	5,023,705	479,066	(96,675,445)	(161,822)	(32,265,155)
Contract charges and deductions	(780,130)	(269,385)	(71,392)	(697,065)	(29,623)	(272,234)
Surrenders	(7,297,673)	(5,037,523)	(266,542)	(3,646,199)	(292,134)	(1,411,475)
Other	(341)	(24)	206	12,649	101	4,161
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(364,588)	27,047	400,687	(98,694,350)	(111,549)	(33,225,263)
NET INCREASE (DECREASE) IN NET ASSETS	(421,277)	(34,710)	546,849	(96,515,800)	(28,306)	(32,803,662)
NET ASSETS
Beginning of Year	4,145,190	4,179,900	1,878,990	98,394,790	1,422,290	34,225,952
End of Year	$3,723,913	$4,145,190	$2,425,839	$1,878,990	$1,393,984	$1,422,290

	High Yield Bond		Inflation Managed		Inflation Protected (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$186,250	$1,060,315	$54,547	$468,032	($3,541)	$2,266
Realized gain (loss) on investments	20,277	2,293,217	1,208,366	15,781,326	(423)	1,639
Change in net unrealized appreciation (depreciation) on investments	235,829	(2,594,258)	(637,264)	(8,855,025)	13,526	(3,106)
Net Increase in Net Assets Resulting from Operations	442,356	759,274	625,649	7,394,333	9,562	799
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	396,775	983,885	915,147	4,158,786	58,512	4,509
Transfers between variable and fixed accounts, net	(77,573)	(26,592,404)	1,479,651	(135,629,704)	280,052	132,388
Contract charges and deductions	(32,738)	(225,411)	(177,583)	(930,956)	(109)	(2)
Surrenders	(376,030)	(1,441,667)	(933,925)	(5,513,384)	(22,103)	(221)
Other	(2,116)	3,442	593	18,016	(685)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(91,682)	(27,272,155)	1,283,883	(137,897,242)	315,667	136,665
NET INCREASE (DECREASE) IN NET ASSETS	350,674	(26,512,881)	1,909,532	(130,502,909)	325,229	137,464
NET ASSETS
Beginning of Year or Period	3,234,418	29,747,299	7,742,381	138,245,290	137,464	—
End of Year or Period	$3,585,092	$3,234,418	$9,651,913	$7,742,381	$462,693	$137,464

(1)	Operations commenced on June 8, 2011.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011
	Managed Bond		Short Duration Bond		Emerging Markets Debt (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$352,973	($289,960)	($18,886)	($91,837)	$3,696
Realized gain on investments	16,885	12,609,747	3,579	700,271	8
Change in net unrealized appreciation (depreciation) on investments	405,000	(8,664,172)	62,445	(530,220)	6,676
Net Increase in Net Assets Resulting from Operations	774,858	3,655,615	47,138	78,214	10,380
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,762,938	4,792,971	461,900	1,380,366	115,484
Transfers between variable and fixed accounts, net	1,882,668	(161,114,441)	795,136	(46,928,604)	76,336
Contract charges and deductions	(129,461)	(1,469,562)	(45,809)	(470,930)	(94)
Surrenders	(1,264,879)	(7,187,350)	(406,255)	(2,111,435)	—
Other	(976)	21,553	(834)	2,450	(11)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,250,290	(164,956,829)	804,138	(48,128,153)	191,715
NET INCREASE (DECREASE) IN NET ASSETS	3,025,148	(161,301,214)	851,276	(48,049,939)	202,095
NET ASSETS
Beginning of Year or Period	8,365,487	169,666,701	2,422,385	50,472,324	—
End of Year or Period	$11,390,635	$8,365,487	$3,273,661	$2,422,385	$202,095

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($37,355)	($260,166)	($8,798)	($355,019)	$1,175	($452,104)
Realized gain on investments	70,729	4,208,852	26,647	3,466,747	200,023	6,743,626
Change in net unrealized appreciation (depreciation) on investments	359,428	(4,063,758)	300,047	(3,374,779)	46,004	(5,989,584)
Net Increase (Decrease) in Net Assets Resulting from Operations	392,802	(115,072)	317,896	(263,051)	247,202	301,938
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	373,353	1,044,973	282,228	1,166,107	68,360	1,905,184
Transfers between variable and fixed accounts, net	(128,059)	(26,098,292)	(24,553)	(39,892,019)	(423,837)	(70,521,081)
Contract charges and deductions	(8,146)	(486,832)	(7,404)	(259,418)	(49,770)	(777,646)
Surrenders	(221,215)	(1,020,557)	(163,803)	(1,479,208)	(82,972)	(2,538,174)
Other	2,449	3,338	571	5,745	989	9,661
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	18,382	(26,557,370)	87,039	(40,458,793)	(487,230)	(71,922,056)
NET INCREASE (DECREASE) IN NET ASSETS	411,184	(26,672,442)	404,935	(40,721,844)	(240,028)	(71,620,118)
NET ASSETS
Beginning of Year	2,558,305	29,230,747	2,145,777	42,867,621	1,674,147	73,294,265
End of Year	$2,969,489	$2,558,305	$2,550,712	$2,145,777	$1,434,119	$1,674,147

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Dividend Growth		Equity Index		Focused 30
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment gain (loss)	$8,376	($248,897)	$23,129	($486,007)	($22,707)	($24,532)
Realized gain (loss) on investments	33,672	3,975,141	44,469	19,055,084	242,892	(6,555)
Change in net unrealized appreciation (depreciation) on investments	134,366	(2,983,216)	173,104	(17,941,418)	89,119	(144,196)
Net Increase (Decrease) in Net Assets Resulting from Operations	176,414	743,028	240,702	627,659	309,304	(175,283)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	563,768	935,903	796,627	1,767,861	85,595	58,371
Transfers between variable and fixed accounts, net	203,873	(33,258,616)	(13,914)	(61,396,783)	140,338	57,873
Contract charges and deductions	(37,918)	(219,853)	(12,326)	(416,744)	(11,486)	(8,463)
Surrenders	(114,052)	(1,208,303)	(138,302)	(2,212,385)	(470,060)	(60,128)
Other	(750)	3,627	3,666	8,287	(30)	(26)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	614,921	(33,747,242)	635,751	(62,249,764)	(255,643)	47,627
NET INCREASE (DECREASE) IN NET ASSETS	791,335	(33,004,214)	876,453	(61,622,105)	53,661	(127,656)
NET ASSETS
Beginning of Year	1,165,647	34,169,861	1,347,082	62,969,187	1,380,671	1,508,327
End of Year	$1,956,982	$1,165,647	$2,223,535	$1,347,082	$1,434,332	$1,380,671

	Growth LT		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment gain (loss)	($4,198)	($328,868)	($20,754)	($387,668)	$6,550	($680,057)
Realized gain on investments	168,883	5,372,450	340,754	11,128,694	79,824	15,498,411
Change in net unrealized appreciation (depreciation) on investments	(98,360)	(5,714,455)	(108,744)	(9,766,419)	171,434	(10,946,450)
Net Increase (Decrease) in Net Assets Resulting from Operations	66,325	(670,873)	211,256	974,607	257,808	3,871,904
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	205,923	1,000,651	67,548	1,089,515	168,101	2,540,735
Transfers between variable and fixed accounts, net	(33,227)	(38,494,762)	(219,871)	(44,291,417)	(240,768)	(99,050,884)
Contract charges and deductions	(12,849)	(270,628)	(33,317)	(325,765)	(19,292)	(674,839)
Surrenders	(45,557)	(1,347,819)	(101,001)	(1,756,725)	(242,214)	(3,586,299)
Other	505	5,211	4,870	5,498	(1,051)	13,297
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	114,795	(39,107,347)	(281,771)	(45,278,894)	(335,224)	(100,757,990)
NET INCREASE (DECREASE) IN NET ASSETS	181,120	(39,778,220)	(70,515)	(44,304,287)	(77,416)	(96,886,086)
NET ASSETS
Beginning of Year	402,701	40,180,921	1,254,365	45,558,652	1,945,963	98,832,049
End of Year	$583,821	$402,701	$1,183,850	$1,254,365	$1,868,547	$1,945,963

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($3,951)	($379,541)	($6,455)	($272,552)	($15,734)	($482,924)
Realized gain on investments	153,959	7,598,176	139,800	5,444,067	468,720	15,043,254
Change in net unrealized appreciation (depreciation) on investments	(46,891)	(6,967,103)	49,020	(5,875,422)	(341,516)	(14,575,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	103,117	251,532	182,365	(703,907)	111,470	(15,210)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	26,389	1,390,266	124,404	916,280	142,491	1,433,270
Transfers between variable and fixed accounts, net	29,794	(54,568,940)	(14,169)	(31,988,539)	(214,064)	(56,204,213)
Contract charges and deductions	(15,458)	(380,117)	(36,880)	(227,918)	(30,090)	(475,266)
Surrenders	(475,082)	(1,911,017)	(270,328)	(1,178,977)	(186,869)	(2,111,826)
Other	89	7,488	3,328	4,592	661	7,455
Net Decrease in Net Assets Derived from Contract Owner Transactions	(434,268)	(55,462,320)	(193,645)	(32,474,562)	(287,871)	(57,350,580)
NET DECREASE IN NET ASSETS	(331,151)	(55,210,788)	(11,280)	(33,178,469)	(176,401)	(57,365,790)
NET ASSETS
Beginning of Year	711,190	55,921,978	1,283,187	34,461,656	1,878,124	59,243,914
End of Year	$380,039	$711,190	$1,271,907	$1,283,187	$1,701,723	$1,878,124

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment gain (loss)	($19,558)	($335,373)	($489)	$742,882	($1,021)	($288,422)
Realized gain on investments	458,511	14,289,828	59,081	11,881,557	69,451	5,669,592
Change in net unrealized appreciation (depreciation) on investments	(332,111)	(12,169,210)	34,512	(11,906,469)	(14,223)	(5,790,122)
Net Increase (Decrease) in Net Assets Resulting from Operations	106,842	1,785,245	93,104	717,970	54,207	(408,952)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	81,674	975,217	228,239	1,072,639	44,504	1,029,867
Transfers between variable and fixed accounts, net	(11,548)	(37,442,211)	(131,799)	(39,851,808)	(295,274)	(36,913,911)
Contract charges and deductions	(67,356)	(344,045)	(11,536)	(272,719)	(9,330)	(229,271)
Surrenders	(119,744)	(1,373,884)	(70,910)	(1,365,825)	(25,360)	(1,256,511)
Other	710	4,740	514	5,329	74	5,574
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(116,264)	(38,180,183)	14,508	(40,412,384)	(285,386)	(37,364,252)
NET INCREASE (DECREASE) IN NET ASSETS	(9,422)	(36,394,938)	107,612	(39,694,414)	(231,179)	(37,773,204)
NET ASSETS
Beginning of Year	1,710,877	38,105,815	720,549	40,414,963	528,269	38,301,473
End of Year	$1,701,455	$1,710,877	$828,161	$720,549	$297,090	$528,269

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($14,339)	($169,573)	($2,274)	($33,275)	$7,345	($104,777)
Realized gain on investments	147,390	5,397,113	27,764	857,968	236,393	4,950,962
Change in net unrealized appreciation (depreciation) on investments	(27,841)	(4,616,200)	76,339	(833,692)	(98,270)	(4,339,918)
Net Increase (Decrease) in Net Assets Resulting from Operations	105,210	611,340	101,829	(8,999)	145,468	506,267
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	46,605	556,573	206,184	44,362	78,732	432,417
Transfers between variable and fixed accounts, net	(43,977)	(18,609,001)	(54,301)	(3,064,576)	(237,339)	(15,144,254)
Contract charges and deductions	(17,773)	(115,862)	(12,751)	(168,170)	(5,720)	(117,025)
Surrenders	(71,505)	(643,127)	(49,270)	(175,281)	(199,956)	(644,534)
Other	(116)	2,406	(50)	315	(726)	1,981
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(86,766)	(18,809,011)	89,812	(3,363,350)	(365,009)	(15,471,415)
NET INCREASE (DECREASE) IN NET ASSETS	18,444	(18,197,671)	191,641	(3,372,349)	(219,541)	(14,965,148)
NET ASSETS
Beginning of Year	976,324	19,173,995	705,012	4,077,361	1,717,586	16,682,734
End of Year	$994,768	$976,324	$896,653	$705,012	$1,498,045	$1,717,586

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($37,994)	($30,559)	($4,516)	($150,366)	($15,442)	($13,510)
Realized gain on investments	162,375	124,875	338,682	4,412,240	51,269	130,308
Change in net unrealized appreciation (depreciation) on investments	313,649	79,481	(64,226)	(3,297,121)	6,248	(175,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	438,030	173,797	269,940	964,753	42,075	(58,837)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	146,578	93,584	323,029	516,972	96,645	115,629
Transfers between variable and fixed accounts, net	568,166	344,724	152,209	(14,929,126)	23,598	84,946
Contract charges and deductions	(33,605)	(10,824)	(31,224)	(111,502)	(7,793)	(3,660)
Surrenders	(154,963)	(84,903)	(560,353)	(619,274)	(51,393)	(65,497)
Other	(6,184)	(62)	(2,830)	2,281	2,482	(297)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	519,992	342,519	(119,169)	(15,140,649)	63,539	131,121
NET INCREASE (DECREASE) IN NET ASSETS	958,022	516,316	150,771	(14,175,896)	105,614	72,284
NET ASSETS
Beginning of Year	1,899,409	1,383,093	1,984,920	16,160,816	841,640	769,356
End of Year	$2,857,431	$1,899,409	$2,135,691	$1,984,920	$947,254	$841,640

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011
	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($17,895)	($55,612)	$2,974	($266,735)	$4,593	$418,876
Realized gain on investments	274,277	12,954,852	108,632	8,085,972	5,390	5,987,274
Change in net unrealized appreciation (depreciation) on investments	179,876	(15,911,369)	318,059	(7,108,772)	85,578	(6,015,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	436,258	(3,012,129)	429,665	710,465	95,561	390,328
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	342,701	1,328,549	220,677	1,908,723	41,793	855,423
Transfers between variable and fixed accounts, net	530	(41,970,169)	(27,816)	(72,815,727)	(110,025)	(32,865,625)
Contract charges and deductions	(17,001)	(278,763)	(61,686)	(711,311)	(4,499)	(207,762)
Surrenders	(285,135)	(1,702,688)	(265,327)	(2,664,316)	(173,622)	(1,103,020)
Other	2,243	3,761	1,557	9,822	38	4,651
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	43,338	(42,619,310)	(132,595)	(74,272,809)	(246,315)	(33,316,333)
NET INCREASE (DECREASE) IN NET ASSETS	479,596	(45,631,439)	297,070	(73,562,344)	(150,754)	(32,926,005)
NET ASSETS
Beginning of Year	2,273,828	47,905,267	2,172,150	75,734,494	676,613	33,602,618
End of Year	$2,753,424	$2,273,828	$2,469,220	$2,172,150	$525,859	$676,613

	International Value		Currency Strategies (1)		Global Absolute Return (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$23,342	$346,637	($1)		$—
Realized gain (loss) on investments	206,431	5,081,919	—		—
Change in net unrealized appreciation (depreciation) on investments	40,228	(5,855,091)	(6)		3
Net Increase (Decrease) in Net Assets Resulting from Operations	270,001	(426,535)	(7)		3
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	111,651	1,255,095	2,500		—
Transfers between variable and fixed accounts, net	(274,069)	(44,351,711)	—		468
Contract charges and deductions	(34,243)	(500,764)	—		—
Surrenders	(684,512)	(1,692,508)	—		—
Other	1,061	5,935	—		—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(880,112)	(45,283,953)	2,500		468
NET INCREASE (DECREASE) IN NET ASSETS	(610,111)	(45,710,488)	2,493		471
NET ASSETS
Beginning of Year or Period	2,012,758	47,723,246	—		—
End of Year or Period	$1,402,647	$2,012,758	$2,493		$471

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011
	Precious Metals (1)		American Funds Asset Allocation		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—		$145,502	$114,884	$39,272	$74,449
Realized gain (loss) on investments	—		129,046	38,721	228,851	191,516
Change in net unrealized appreciation (depreciation) on investments	(1)		1,120,077	(199,142)	261,394	(204,692)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1)		1,394,625	(45,537)	529,517	61,273
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—		7,607,272	1,003,272	3,842,715	1,414,503
Transfers between variable and fixed accounts, net	200		4,756,939	443,904	2,801,072	1,203,063
Contract charges and deductions	—		(88,810)	(71,582)	(50,469)	(15,442)
Surrenders	—		(355,596)	(98,815)	(218,935)	(107,115)
Other	—		(935)	(56)	(420)	478
Net Increase in Net Assets Derived from Contract Owner Transactions	200		11,918,870	1,276,723	6,373,963	2,495,487
NET INCREASE IN NET ASSETS	199		13,313,495	1,231,186	6,903,480	2,556,760
NET ASSETS
Beginning of Year or Period	—		6,840,951	5,609,765	4,076,484	1,519,724
End of Year or Period	$199		$20,154,446	$6,840,951	$10,979,964	$4,076,484

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$188,519	$121,225	$18,433	$48,105	$1,338,310	$6,128
Realized gain (loss) on investments	182,790	127,666	250,023	73,507	266,544	(542,957)
Change in net unrealized appreciation (depreciation) on investments	1,081,779	(372,557)	541,163	(250,666)	8,106,463	8,019
Net Increase (Decrease) in Net Assets Resulting from Operations	1,453,088	(123,666)	809,619	(129,054)	9,711,317	(528,810)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,943,412	4,047,205	1,063,714	2,732,500	7,718,137	4,423,615
Transfers between variable and fixed accounts, net	7,961,995	1,614,332	1,681,857	1,201,942	22,550,854	114,764,523
Contract charges and deductions	(402,600)	(34,705)	(169,548)	(16,068)	(1,560,052)	(576,647)
Surrenders	(491,978)	(196,343)	(69,697)	(124,724)	(10,145,551)	(4,983,251)
Other	(4,250)	(284)	(203)	(965)	(1,657)	(12,776)
Net Increase in Net Assets Derived from Contract Owner Transactions	19,006,579	5,430,205	2,506,123	3,792,685	18,561,731	113,615,464
NET INCREASE IN NET ASSETS	20,459,667	5,306,539	3,315,742	3,663,631	28,273,048	113,086,654
NET ASSETS
Beginning of Year or Period	9,079,526	3,772,987	5,626,088	1,962,457	113,086,654	—
End of Year or Period	$29,539,193	$9,079,526	$8,941,830	$5,626,088	$141,359,702	$113,086,654

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on May 2, 2011.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Period Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011
	Portfolio Optimization Moderate-Conservative (1)		Portfolio Optimization Moderate (2)		Portfolio Optimization Growth (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,341,195	($49,474)	$2,859,258	($704,950)	$328,975	($1,333,318)
Realized gain (loss) on investments	66,550	(335,165)	(165,982)	(1,896,663)	2,088,012	(3,176,808)
Change in net unrealized appreciation (depreciation) on investments	14,003,588	(1,873,704)	55,494,138	(14,110,461)	55,170,493	(18,901,670)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,411,333	(2,258,343)	58,187,414	(16,712,074)	57,587,480	(23,411,796)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,707,108	7,191,166	37,360,939	16,307,960	11,338,612	11,532,972
Transfers between variable and fixed accounts, net	12,659,428	154,857,120	30,255,850	537,147,330	(8,993,585)	506,781,322
Contract charges and deductions	(2,945,471)	(1,164,394)	(7,640,585)	(2,577,979)	(7,058,313)	(2,255,336)
Surrenders	(12,009,338)	(6,478,188)	(34,524,209)	(18,073,042)	(31,977,725)	(13,387,530)
Other	(2,007)	(17,133)	(11,091)	(56,976)	(2,577)	(53,704)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,409,720	154,388,571	25,440,904	532,747,293	(36,693,588)	502,617,724
NET INCREASE IN NET ASSETS	25,821,053	152,130,228	83,628,318	516,035,219	20,893,892	479,205,928
NET ASSETS
Beginning of Year or Period	152,130,228	—	516,035,219	—	479,205,928	—
End of Year or Period	$177,951,281	$152,130,228	$599,663,537	$516,035,219	$500,099,820	$479,205,928

	Portfolio Optimization Aggressive-Growth (1)		Invesco V.I. Balanced-Risk Allocation Series II		AllianceBernstein VPS Balanced Wealth Strategy Class B
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($426,416)	($529,983)	($34,887)	($20,813)	$41,538	$33,988
Realized gain (loss) on investments	469,476	(600,852)	18,853	45,074	(6,864)	(48,846)
Change in net unrealized appreciation (depreciation) on investments	16,516,844	(7,609,716)	465,638	127,963	620,241	(220,885)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,559,904	(8,740,551)	449,604	152,224	654,915	(235,743)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,411,981	2,486,823	3,143,752	378,373	521,270	1,325,531
Transfers between variable and fixed accounts, net	(6,484,520)	141,413,614	4,667,956	2,346,800	1,198,741	180,835
Contract charges and deductions	(1,862,681)	(1,788,305)	(43,946)	(28,239)	(59,154)	(36,029)
Surrenders	(7,963,181)	(3,128,434)	(147,325)	(20,160)	(178,078)	(109,147)
Other	(5,304)	(53,755)	(1,319)	(4,435)	(287)	5
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,903,705)	138,929,943	7,619,118	2,672,339	1,482,492	1,361,195
NET INCREASE IN NET ASSETS	1,656,199	130,189,392	8,068,722	2,824,563	2,137,407	1,125,452
NET ASSETS
Beginning of Year or Period	130,189,392	—	3,157,610	333,047	4,867,563	3,742,111
End of Year or Period	$131,845,591	$130,189,392	$11,226,332	$3,157,610	$7,004,970	$4,867,563

(1)	Operations commenced on May 3, 2011.
(2)	Operations commenced on May 2, 2011.
(3)	Operations commenced on May 13, 2011.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011
	BlackRock Capital Appreciation V.I. Class III		BlackRock Global Allocation V.I. Class III		Fidelity VIP FundsManager 60% Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$126	($103)	$218,356	$408,060	$17,083
Realized gain on investments	78	1,704	35,061	1,253,162	6,315
Change in net unrealized appreciation (depreciation) on investments	11,649	(6,502)	4,480,854	(3,785,120)	32,124
Net Increase (Decrease) in Net Assets Resulting from Operations	11,853	(4,901)	4,734,271	(2,123,898)	55,522
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	74,079	18,000	15,676,647	5,855,497	1,650,548
Transfers between variable and fixed accounts, net	64,704	50,831	13,382,328	4,701,614	336,685
Contract charges and deductions	(40,495)	(182)	(1,005,951)	(487,161)	(3,206)
Surrenders	(541)	(85)	(2,543,974)	(1,573,201)	(2,947)
Other	(2)	(2)	(1,011)	56	(125)
Net Increase in Net Assets Derived from Contract Owner Transactions	97,745	68,562	25,508,039	8,496,805	1,980,955
NET INCREASE IN NET ASSETS	109,598	63,661	30,242,310	6,372,907	2,036,477
NET ASSETS
Beginning of Year or Period	78,029	14,368	47,318,521	40,945,614	—
End of Year or Period	$187,627	$78,029	$77,560,831	$47,318,521	$2,036,477

	First Trust/Dow Jones		Franklin Templeton VIP Founding		Franklin Templeton VIP Founding
	Dividend & Income Allocation (1)		Funds Allocation Class 2 (2)		Funds Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,918		$126	($41)	$78,365	($94,829)
Realized gain (loss) on investments	(34)		(16)	(4)	16,496	(68,508)
Change in net unrealized appreciation (depreciation) on investments	3,903		3,211	(85)	790,072	(57,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,787		3,321	(130)	884,933	(220,916)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	755,725		—	1,460	667,273	1,036,105
Transfers between variable and fixed accounts, net	405,323		30,585	7,792	712,277	(333,807)
Contract charges and deductions	(1,031)		(208)	(75)	(231,954)	(73,466)
Surrenders	(5,778)		—	—	(960,274)	(218,348)
Other	(58)		(2)	(—)	(267)	321
Net Increase in Net Assets Derived from Contract Owner Transactions	1,154,181		30,375	9,177	187,055	410,805
NET INCREASE IN NET ASSETS	1,167,968		33,696	9,047	1,071,988	189,889
NET ASSETS
Beginning of Year or Period	—		9,047	—	6,308,176	6,118,287
End of Year or Period	$1,167,968		$42,743	$9,047	$7,380,164	$6,308,176

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on May 9, 2011.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Mutual Global Discovery Securities Class 2		Templeton Global Bond Securities Class 2 (1)		GE Investments Total Return Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,114	$500	$7,493	($42)	$43,741	$33,343
Realized gain (loss) on investments	8,905	1,269	(20)	(18)	(10,336)	(7,505)
Change in net unrealized appreciation (depreciation) on investments	6,251	(4,715)	3,183	(497)	890,453	(246,869)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,270	(2,946)	10,656	(557)	923,858	(221,031)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	154,119	31,023	118,685	11,023	3,778,361	1,785,143
Transfers between variable and fixed accounts, net	58,087	42,304	24,935	(296)	3,568,805	1,030,431
Contract charges and deductions	(28,564)	(206)	(899)	—	(201,386)	(61,389)
Surrenders	(1,662)	(94)	(521)	—	(321,197)	(94,610)
Other	(2)	(2)	(3)	(—)	(638)	(83)
Net Increase in Net Assets Derived from Contract Owner Transactions	181,978	73,025	142,197	10,727	6,823,945	2,659,492
NET INCREASE IN NET ASSETS	201,248	70,079	152,853	10,170	7,747,803	2,438,461
NET ASSETS
Beginning of Year or Period	92,265	22,186	10,170	—	6,311,400	3,872,939
End of Year or Period	$293,513	$92,265	$163,023	$10,170	$14,059,203	$6,311,400

	JPMorgan Insurance Trust Equity Index Class 1		Lord Abbett International Core Equity Class VC		Lord Abbett Total Return Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$101	$68	$289	$212	$6,313	$1,490
Realized gain (loss) on investments	(22)	(26)	(4,409)	(50)	3,516	1,447
Change in net unrealized appreciation (depreciation) on investments	2,541	17	9,873	(5,489)	6,080	3,155
Net Increase (Decrease) in Net Assets Resulting from Operations	2,620	59	5,753	(5,327)	15,909	6,092
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	12,720	12,000	234,854	30,000
Transfers between variable and fixed accounts, net	—	—	11,673	35,562	169,685	24,145
Contract charges and deductions	—	—	(26,917)	(120)	(2,168)	(327)
Surrenders	(4,440)	—	(313)	(57)	(2,841)	(145)
Other	1	—	1	(2)	(8)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,439)	—	(2,836)	47,383	399,522	53,671
NET INCREASE (DECREASE) IN NET ASSETS	(1,819)	59	2,917	42,056	415,431	59,763
NET ASSETS
Beginning of Year	19,821	19,762	52,412	10,356	106,467	46,704
End of Year	$18,002	$19,821	$55,329	$52,412	$521,898	$106,467

(1)	Operations commenced on June 17, 2011.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year/Period Ended December 31, 2012	Period Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	MFS Investors Growth Stock Series - Service Class (1)		MFS Total Return Series - Service Class (2)		MFS Value Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($60)	($13)	$5,585	$171	$1,517	$384
Realized gain (loss) on investments	586	(18)	(1,558)	(42)	404	(21)
Change in net unrealized appreciation (depreciation) on investments	1,114	(130)	52,970	2,145	22,362	(1,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,640	(161)	56,997	2,274	24,283	(1,054)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	11,023	1,231,948	136,495	178,848	31,023
Transfers between variable and fixed accounts, net	40	(476)	1,875,782	91,917	28,135	50,598
Contract charges and deductions	—	—	(4,546)	(157)	(41,729)	(206)
Surrenders	—	—	(24,129)	—	(1,570)	(93)
Other	1	(—)	(438)	(6)	(1)	(3)
Net Increase in Net Assets Derived from Contract Owner Transactions	41	10,547	3,078,617	228,249	163,683	81,319
NET INCREASE IN NET ASSETS	1,681	10,386	3,135,614	230,523	187,966	80,265
NET ASSETS
Beginning of Year or Period	10,386	—	230,523	—	103,118	22,853
End of Year or Period	$12,067	$10,386	$3,366,137	$230,523	$291,084	$103,118

	PIMCO Global Multi-Asset - Advisor Class		Schwab VIT Balanced (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$187,782	$67,088	($122)
Realized gain on investments	26,962	112,155	17
Change in net unrealized appreciation (depreciation) on investments	420,721	(128,836)	3,626
Net Increase in Net Assets Resulting from Operations	635,465	50,407	3,521
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,333,113	2,849,717	150,000
Transfers between variable and fixed accounts, net	2,759,337	2,878,789	—
Contract charges and deductions	(95,711)	(88,777)	—
Surrenders	(163,548)	(269,633)	(1,250)
Other	(344)	1,600	(7)
Net Increase in Net Assets Derived from Contract Owner Transactions	5,832,847	5,371,696	148,743
NET INCREASE IN NET ASSETS	6,468,312	5,422,103	152,264
NET ASSETS
Beginning of Year or Period	6,597,392	1,175,289	—
End of Year or Period	$13,065,704	$6,597,392	$152,264

(1)	Operations commenced on June 17, 2011.
(2)	Operations commenced on May 9, 2011.
(3)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of units outstanding, net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period						Investment Income Ratio (4)	Total Return (5)
Variable Accounts For Each Year or Period Ended	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)
			Lowest	Highest	Lowest	Highest		Lowest		Highest
Cash Management
2012 (6)	374,706	$3,723,913	$9.33	$12.70	0.40%	1.85%	0.00%	(1.84%	)	(0.40%	)
2011	408,518	4,145,190	9.50	12.88	0.40%	1.85%	0.00%	(1.83%	)	(0.40%	)
2010	404,419	4,179,900	9.67	13.06	0.40%	1.85%	0.01%	(1.88%	)	(0.45%	)
2009	669,267	7,014,068	9.85	13.25	0.40%	1.85%	0.23%	(1.67%	)	(0.23%	)
2008	1,136,036	12,081,669	10.33	13.41	0.40%	1.85%	2.22%	0.49%		1.95%
Diversified Bond
2012	197,179	$2,425,839	$10.68	$13.54	0.40%	1.85%	3.07%	6.38%		7.93%
2011	162,481	1,878,990	10.27	12.55	0.40%	2.00%	3.44%	4.00%		5.52%
2010	8,833,710	98,394,790	10.60	11.89	0.40%	2.00%	3.16%	5.90%		7.61%
2009	6,489,131	68,086,785	10.01	11.05	0.40%	2.00%	3.96%	11.88%		13.68%
2008	5,401,678	50,572,169	9.05	9.72	0.40%	2.00%	4.06%	(9.49%	)	(8.17%	)
Floating Rate Loan
2012	141,992	$1,393,984	$9.23	$11.52	0.40%	1.85%	4.92%	6.11%		7.67%
2011	160,609	1,422,290	8.70	10.84	0.40%	2.00%	9.90%	0.63%		2.10%
2010	3,923,832	34,225,952	8.65	10.76	0.40%	2.00%	4.66%	5.15%		6.85%
2009	3,859,677	31,865,722	8.21	10.21	0.40%	2.00%	5.01%	21.85%		23.81%
2008	2,786,166	18,799,133	6.73	7.19	0.40%	2.00%	7.54%	(30.58%	)	(29.56%	)
High Yield Bond
2012	228,675	$3,585,092	$11.33	$21.48	0.40%	1.85%	6.86%	13.18%		14.84%
2011	218,941	3,234,418	10.33	18.90	0.40%	2.00%	8.10%	1.53%		3.00%
2010	2,022,723	29,747,299	11.14	18.53	0.40%	2.00%	7.74%	12.26%		14.07%
2009	2,083,452	27,590,506	10.27	16.41	0.40%	2.00%	8.98%	37.11%		39.31%
2008	1,325,511	13,007,918	7.45	11.89	0.40%	2.00%	9.01%	(23.63%	)	(22.51%	)
Inflation Managed
2012	555,785	$9,651,913	$10.82	$25.08	0.40%	2.00%	2.28%	7.69%		9.43%
2011	470,933	7,742,381	10.03	23.15	0.40%	2.00%	2.28%	9.64%		11.41%
2010	9,095,465	138,245,290	10.61	20.99	0.40%	2.00%	2.00%	6.62%		8.34%
2009	8,651,634	124,132,789	10.04	19.57	0.40%	2.00%	4.21%	18.41%		20.32%
2008	7,855,762	96,389,562	8.71	16.43	0.40%	2.00%	2.87%	(11.00%	)	(9.70%	)
Inflation Protected
2012	41,671	$462,693	$11.06	$11.20	1.10%	1.85%	0.41%	3.57%		4.30%
06/08/2011 - 12/31/2011	12,848	137,464	10.68	10.73	1.15%	1.85%	12.88%	6.38%		6.38%
Managed Bond
2012	717,650	$11,390,635	$10.85	$25.01	0.40%	1.95%	5.39%	8.58%		10.28%
2011	539,496	8,365,487	9.98	22.91	0.40%	2.00%	1.31%	1.84%		3.43%
2010	10,782,280	169,666,701	10.64	22.37	0.40%	2.00%	3.70%	6.80%		8.53%
2009	8,356,476	123,701,624	10.06	20.82	0.40%	2.00%	7.01%	18.61%		20.53%
2008	7,137,647	89,937,533	9.40	17.45	0.40%	2.00%	4.67%	(3.51%	)	(2.10%	)
Short Duration Bond
2012	309,224	$3,273,661	$10.13	$12.07	0.40%	1.95%	0.81%	1.19%		2.78%
2011	231,937	2,422,385	9.95	11.75	0.40%	2.00%	1.26%	(1.07%	)	0.47%
2010	4,782,689	50,472,324	10.12	11.69	0.40%	2.00%	1.50%	1.36%		2.99%
2009	4,347,541	45,131,399	9.98	11.35	0.40%	2.00%	3.09%	6.51%		8.22%
2008	4,157,853	40,423,267	9.49	10.49	0.40%	2.00%	3.97%	(6.83%	)	(5.47%	)
Emerging Markets Debt (7)
06/08/2012 - 12/31/2012	18,415	$202,095	$10.92	$11.03	0.40%	1.85%	7.20%	12.07%		12.07%
American Funds Growth
2012	248,282	$2,969,489	$9.54	$14.64	0.40%	1.85%	0.18%	15.29%		16.98%
2011	237,851	2,558,305	8.23	12.52	0.40%	2.00%	0.04%	(6.40%	)	(5.04%	)
2010 (6)	2,524,283	29,230,747	8.75	13.18	0.40%	2.00%	0.00%	15.92%		17.79%
2009	2,427,626	24,337,906	7.50	11.19	0.40%	2.00%	0.10%	36.12%		38.31%
2008	4,210,976	31,327,459	5.48	8.09	0.40%	2.00%	0.67%	(45.21%	)	(44.41%	)
American Funds Growth-Income
2012	229,482	$2,550,712	$9.17	$13.16	0.40%	1.85%	1.22%	14.91%		16.60%
2011	217,155	2,145,777	7.94	11.29	0.40%	2.00%	0.10%	(4.03%	)	(2.63%	)
2010 (6)	4,160,618	42,867,621	8.23	11.70	0.40%	2.00%	0.00%	8.83%		10.58%
2009	4,454,342	42,286,535	7.51	10.72	0.40%	2.00%	1.27%	28.15%		30.22%
2008	4,000,758	29,862,243	5.82	8.05	0.40%	2.00%	1.44%	(39.22%	)	(38.33%	)
Comstock
2012	121,349	$1,434,119	$9.01	$12.79	0.75%	1.85%	1.75%	16.36%		17.65%
2011	162,672	1,674,147	7.71	10.87	0.40%	2.00%	0.47%	(3.90%	)	(2.84%	)
2010	7,131,901	73,294,265	7.98	12.02	0.40%	2.00%	1.30%	13.14%		14.96%
2009	6,950,276	63,344,501	7.01	10.60	0.40%	2.00%	1.50%	26.13%		28.16%
2008	5,630,673	41,092,211	5.52	7.98	0.40%	2.00%	2.21%	(37.95%	)	(37.04%	)

See Notes to Financial Statements	See explanation of references on page H-26

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period						Investment Income Ratio (4)
Variable Accounts For Each Year or Period Ended	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)			Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest		Highest
Dividend Growth
2012	180,269	$1,956,982	$9.24	$13.43	0.40%	1.95%	1.96%	12.33%		14.09%
2011	118,136	1,165,647	8.18	11.95	0.40%	2.00%	0.24%	1.28%		2.86%
2010	3,458,255	34,169,861	8.02	11.83	0.40%	2.00%	1.21%	8.58%		10.33%
2009	1,276,681	11,669,357	7.34	10.86	0.40%	2.00%	1.41%	29.78%		31.87%
2008	2,318,104	16,405,502	5.62	7.71	0.40%	2.00%	1.12%	(40.19%	)	(39.31%	)
Equity Index
2012	217,090	$2,223,535	$9.59	$23.58	0.40%	1.85%	2.44%	13.64%		15.31%
2011	139,069	1,347,082	8.40	20.66	0.40%	2.00%	0.13%	(0.04%	)	1.42%
2010	5,948,414	62,969,187	8.36	20.57	0.40%	2.00%	1.70%	12.54%		14.35%
2009	9,764,864	92,156,047	7.38	18.17	0.40%	2.00%	2.15%	23.86%		25.86%
2008	3,811,693	29,374,683	5.92	14.58	0.40%	2.00%	2.68%	(38.50%	)	(37.60%	)
Focused 30
2012	107,893	$1,434,332	$8.49	$18.17	1.15%	1.95%	0.00%	20.82%		21.80%
2011	109,291	1,380,671	7.02	15.00	1.15%	1.95%	0.00%	(11.44%	)	(10.73%	)
2010	107,913	1,508,327	7.91	16.88	1.15%	1.95%	0.00%	8.22%		9.08%
2009	83,895	1,156,748	7.30	15.55	1.15%	1.95%	0.00%	47.68%		48.71%
2008	800,124	7,676,004	4.93	11.74	0.40%	2.00%	0.06%	(51.06%	)	(50.96%	)
Growth LT
2012	48,638	$583,821	$9.53	$25.60	1.15%	1.95%	0.96%	15.95%		16.88%
2011	39,291	402,701	8.17	21.96	0.40%	2.00%	0.02%	(7.87%	)	(7.13%	)
2010	3,553,923	40,180,921	8.81	23.71	0.40%	2.00%	1.14%	9.04%		10.80%
2009	3,337,829	34,727,221	8.03	21.61	0.40%	2.00%	1.06%	34.57%		36.74%
2008	2,975,378	23,260,915	5.93	15.96	0.40%	2.00%	0.63%	(42.04%	)	(41.19%	)
Large-Cap Growth
2012	121,561	$1,183,850	$9.27	$11.80	0.40%	1.85%	0.00%	16.06%		17.76%
2011	154,407	1,254,365	7.99	8.51	0.40%	2.00%	0.00%	(0.78%	)	0.67%
2010	5,591,365	45,558,652	6.47	12.44	0.40%	2.00%	0.00%	12.26%		14.07%
2009	5,334,327	38,509,878	5.74	11.05	0.40%	2.00%	0.07%	37.72%		39.94%
2008	2,533,415	13,197,626	4.15	5.46	0.40%	2.00%	0.00%	(51.39%	)	(50.67%	)
Large-Cap Value
2012	162,852	$1,868,547	$9.41	$15.60	0.40%	1.85%	1.93%	14.27%		15.94%
2011	186,609	1,945,963	8.19	13.59	0.40%	2.00%	0.31%	2.80%		4.30%
2010	9,639,844	98,832,049	7.93	13.16	0.40%	2.00%	1.57%	6.92%		8.65%
2009	9,867,723	95,075,869	7.37	12.24	0.40%	2.00%	2.32%	20.69%		22.64%
2008	6,418,608	51,825,839	6.07	10.08	0.40%	2.00%	1.98%	(35.99%	)	(35.06%	)
Long/Short Large-Cap
2012	37,477	$380,039	$9.88	$10.30	1.15%	1.85%	0.68%	15.92%		16.73%
2011	81,835	711,190	8.52	8.82	0.40%	2.00%	0.31%	(4.39%	)	(3.72%	)
2010	6,181,798	55,921,978	8.86	11.84	0.40%	2.00%	0.86%	10.00%		11.78%
2009	5,701,649	46,701,664	8.05	10.73	0.40%	2.00%	0.89%	25.03%		27.05%
05/02/2008 - 12/31/2008	3,320,814	21,674,912	6.44	6.58	0.40%	2.00%	1.00%	(35.84%	)	(35.21%	)
Main Street Core
2012	113,937	$1,271,907	$9.55	$19.63	0.40%	1.85%	0.99%	14.87%		16.55%
2011	128,859	1,283,187	8.27	17.01	0.40%	2.00%	0.09%	(1.36%	)	0.08%
2010	3,430,628	34,461,656	8.35	17.17	0.40%	2.00%	0.83%	13.84%		15.68%
2009	3,631,134	32,033,705	7.28	14.99	0.40%	2.00%	1.41%	26.79%		28.84%
2008	4,882,545	34,239,243	5.71	11.75	0.40%	2.00%	1.55%	(39.99%	)	(39.11%	)
Mid-Cap Equity
2012	142,476	$1,701,723	$8.51	$22.13	0.40%	1.95%	0.69%	5.27%		6.92%
2011	155,740	1,878,124	8.04	20.90	0.40%	2.00%	0.06%	(7.22%	)	(5.77%	)
2010	4,419,943	59,243,914	8.61	22.41	0.40%	2.00%	1.00%	21.05%		23.00%
2009	4,611,758	51,731,616	7.07	18.40	0.40%	2.00%	0.96%	36.89%		39.10%
2008	8,511,329	71,167,633	5.13	13.36	0.40%	2.00%	1.78%	(40.12%	)	(39.24%	)
Mid-Cap Growth
2012	140,772	$1,701,455	$9.44	$13.66	0.75%	1.85%	0.43%	5.52%		6.69%
2011	145,979	1,710,877	8.90	12.37	0.40%	2.00%	0.00%	(9.49%	)	(8.50%	)
2010	2,926,604	38,105,815	10.06	14.27	0.40%	2.00%	0.19%	30.68%		32.78%
2009	3,110,344	30,981,317	7.67	10.90	0.40%	2.00%	0.37%	56.18%		58.69%
2008	2,173,344	13,914,220	4.89	6.64	0.40%	2.00%	0.13%	(49.31%	)	(48.57%	)
Mid-Cap Value
2012	52,724	$828,161	$9.65	$16.61	0.75%	1.95%	1.41%	12.27%		13.17%
2011	49,994	720,549	8.54	14.67	0.40%	2.00%	5.23%	(7.50%	)	(6.76%	)
2010	2,590,027	40,414,963	11.66	15.94	0.40%	2.00%	1.10%	18.80%		20.72%
05/01/2009 - 12/31/2009	2,520,417	32,989,307	11.00	13.20	0.40%	2.00%	0.96%	30.61%		32.01%

See Notes to Financial Statements	See explanation of references on page H-26

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Small-Cap Equity
2012	20,544	$297,090	$11.58	$16.88	0.40%	1.85%	1.35%	13.80%	15.06%
2011	39,807	528,269	10.12	15.78	0.40%	2.00%	0.17%	(5.15%)	(3.76%)
2010	2,667,084	38,301,473	10.62	16.40	0.40%	2.00%	0.80%	17.73%	19.63%
2009	1,803,360	22,049,272	8.96	13.71	0.40%	2.00%	0.74%	27.64%	29.70%
2008	1,806,140	17,496,290	6.98	10.57	0.40%	2.00%	0.64%	(27.47%)	(26.41%)
Small-Cap Growth
2012	83,137	$994,768	$10.40	$13.77	0.40%	1.85%	0.08%	10.79%	12.42%
2011	89,120	976,324	9.34	12.25	0.40%	2.00%	0.00%	(4.87%)	(3.48%)
2010	1,670,344	19,173,995	9.77	13.74	0.40%	2.00%	0.00%	23.52%	25.51%
2009	1,742,004	16,184,187	7.86	11.10	0.40%	2.00%	0.00%	44.52%	46.85%
2008	2,258,485	14,566,689	5.40	6.88	0.40%	2.00%	0.00%	(48.09%)	(47.32%)
Small-Cap Index
2012	70,076	$896,653	$9.76	$18.40	0.40%	1.85%	1.20%	14.00%	15.67%
2011	59,013	705,012	8.52	16.07	0.40%	2.00%	0.20%	(6.26%)	(4.89%)
2010	303,333	4,077,361	9.04	17.07	0.40%	2.00%	0.85%	23.92%	25.92%
2009	333,744	3,660,900	7.25	13.69	0.40%	2.00%	1.27%	25.65%	27.68%
2008	325,432	2,866,946	5.73	10.83	0.40%	2.00%	0.80%	(36.22%)	(35.29%)
Small-Cap Value
2012	80,321	$1,498,045	$10.99	$27.73	0.40%	1.85%	2.01%	9.05%	10.65%
2011	90,244	1,717,586	10.02	25.06	0.40%	2.00%	0.50%	0.43%	1.90%
2010	883,789	16,682,734	9.93	24.59	0.40%	2.00%	1.98%	22.86%	24.84%
2009	1,138,717	17,748,325	8.03	19.70	0.40%	2.00%	2.82%	24.66%	26.67%
2008	679,724	8,898,964	6.40	15.55	0.40%	2.00%	2.68%	(29.54%)	(28.51%)
Health Sciences
2012	161,070	$2,857,431	$13.49	$21.20	1.15%	1.95%	0.00%	23.25%	24.24%
2011	121,018	1,899,409	10.94	17.15	1.15%	1.95%	0.00%	9.78%	10.66%
2010	96,371	1,383,093	11.22	15.58	1.15%	1.95%	0.00%	20.96%	21.93%
2009	68,378	822,535	9.22	12.84	1.15%	1.95%	0.11%	24.89%	25.46%
2008	32,343	327,549	8.93	10.26	1.40%	1.85%	1.19%	(29.48%)	(29.16%)
Real Estate
2012	146,338	$2,135,691	$9.32	$38.61	0.40%	1.85%	1.25%	14.07%	15.74%
2011	118,600	1,984,920	8.13	33.69	0.40%	2.00%	0.00%	4.18%	5.70%
2010	935,185	16,160,816	7.76	32.20	0.40%	2.00%	1.38%	27.96%	30.02%
2009	1,070,801	14,745,538	6.03	25.01	0.40%	2.00%	2.13%	29.65%	31.75%
2008	935,547	10,330,848	4.62	19.17	0.40%	2.00%	3.77%	(41.09%)	(40.23%)
Technology
2012	96,154	$947,254	$5.92	$11.43	1.15%	1.85%	0.00%	5.17%	5.91%
2011	89,168	841,640	5.60	9.97	1.15%	1.85%	0.00%	(6.64%)	(5.99%)
2010	75,483	769,356	5.98	13.44	1.15%	1.85%	0.00%	19.28%	20.12%
2009	71,735	611,806	4.99	8.92	1.15%	1.85%	0.00%	49.78%	50.45%
2008	42,347	239,650	3.32	5.94	1.40%	1.85%	0.11%	(52.53%)	(52.31%)
Emerging Markets
2012	141,340	$2,753,424	$9.53	$58.04	0.40%	1.95%	0.79%	19.17%	21.04%
2011	110,485	2,273,828	7.94	47.95	0.40%	2.00%	1.42%	(19.55%)	(18.29%)
2010	1,391,026	47,905,267	11.74	58.68	0.40%	2.00%	1.12%	24.51%	26.51%
2009	1,471,354	42,408,570	9.43	46.39	0.40%	2.00%	0.91%	81.14%	84.06%
2008	1,431,464	24,438,901	5.21	25.20	0.40%	2.00%	1.83%	(48.65%)	(47.89%)
International Large-Cap
2012	184,906	$2,469,220	$9.69	$18.66	0.40%	1.95%	1.60%	20.16%	22.04%
2011	182,133	2,172,150	8.04	15.29	0.40%	2.00%	0.96%	(11.85%)	(10.48%)
2010	5,285,269	75,734,494	9.07	17.08	0.40%	2.00%	1.12%	8.19%	9.94%
2009	5,365,802	71,959,522	8.33	15.53	0.40%	2.00%	1.64%	30.97%	33.08%
2008	5,074,108	53,226,176	6.32	11.67	0.40%	2.00%	2.44%	(36.54%)	(35.61%)
International Small-Cap
2012	62,455	$525,859	$7.49	$11.23	0.40%	1.85%	2.10%	17.25%	18.96%
2011	93,339	676,613	6.36	7.86	0.40%	2.00%	4.09%	(13.87%)	(12.62%)
2010	4,055,256	33,602,618	7.35	12.61	0.40%	2.00%	2.67%	22.39%	24.36%
2009	4,010,926	27,124,832	5.96	10.28	0.40%	2.00%	1.47%	27.70%	29.76%
2008	3,297,196	17,493,433	4.64	5.57	0.40%	2.00%	2.36%	(48.80%)	(48.05%)
International Value
2012	159,935	$1,402,647	$6.16	$12.22	0.40%	1.95%	2.96%	15.54%	17.35%
2011	245,862	2,012,758	5.30	10.52	0.40%	2.00%	3.00%	(14.59%)	(13.25%)
2010	4,938,844	47,723,246	6.17	12.25	0.40%	2.00%	2.58%	0.56%	2.18%
2009	5,736,169	55,797,933	6.09	12.11	0.40%	2.00%	2.10%	25.47%	27.49%
2008	7,305,689	57,977,422	4.82	9.59	0.40%	2.00%	3.51%	(48.74%)	(47.99%)
Currency Strategies (7)
12/21/2012 - 12/31/2012	253	$2,493	$9.85	$9.85	1.65%	1.65%	0.00%	(0.29%)	(0.29%)

See Notes to Financial Statements	See explanation of references on page H-26

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Global Absolute Return (7)
12/17/2012 - 12/31/2012	47	$471	$9.95	$9.95	1.35%	1.35%	0.00%	0.59%	0.59%
Precious Metals (7)
12/17/2012 - 12/31/2012	23	$199	$8.54	$8.54	1.35%	1.35%	0.00%	(0.66%)	(0.66%)
American Funds Asset Allocation
2012	1,285,167	$20,154,446	$10.59	$16.72	0.40%	2.00%	2.63%	13.42%	14.39%
2011	486,664	6,840,951	9.33	14.20	1.15%	2.00%	3.29%	(1.07%)	(0.23%)
2010	396,566	5,609,765	11.62	14.23	1.15%	2.00%	0.00%	9.82%	10.76%
02/10/2009 - 12/31/2009	258,772	3,313,322	10.58	12.85	1.15%	2.00%	4.74%	26.52%	26.52%
Pacific Dynamix - Conservative Growth
2012	817,959	$10,979,964	$10.58	$13.60	1.10%	2.00%	1.86%	7.41%	8.22%
2011	326,641	4,076,484	9.77	12.58	1.10%	1.85%	4.47%	1.04%	1.74%
2010	123,372	1,519,724	12.22	12.36	1.15%	1.85%	2.24%	8.26%	9.02%
06/29/2009 - 12/31/2009	47,913	542,765	11.29	11.34	1.15%	1.85%	4.23%	10.44%	10.44%
Pacific Dynamix - Moderate Growth
2012	2,104,101	$29,539,193	$10.30	$14.41	0.75%	2.00%	2.44%	9.69%	10.52%
2011	706,472	9,079,526	9.37	13.04	1.10%	1.85%	3.21%	(1.36%)	(0.67%)
2010	288,336	3,772,987	12.98	13.13	1.15%	1.85%	2.29%	9.87%	10.65%
06/04/2009 - 12/31/2009	94,587	1,121,109	11.81	11.87	1.15%	1.85%	4.01%	12.94%	12.94%
Pacific Dynamix - Growth
2012	604,763	$8,941,830	$10.17	$15.57	0.40%	1.85%	1.55%	11.67%	13.31%
2011	425,773	5,626,088	9.06	13.74	0.40%	1.85%	2.56%	(3.64%)	(2.24%)
2010	141,556	1,962,457	13.72	14.06	0.40%	1.85%	2.00%	11.74%	12.52%
06/29/2009 - 12/31/2009	35,100	432,680	12.28	12.34	1.15%	1.85%	2.33%	17.36%	17.36%
Portfolio Optimization Conservative
2012	13,253,818	$141,359,702	$10.60	$11.01	0.40%	2.00%	2.71%	7.93%	9.67%
05/02/2011 - 12/31/2011	11,491,681	113,086,654	9.82	10.16	0.40%	2.00%	1.64%	(1.60%)	(1.60%)
Portfolio Optimization Moderate-Conservative
2012	16,901,834	$177,951,281	$10.45	$11.22	0.40%	2.00%	2.39%	9.44%	11.21%
05/03/2011 - 12/31/2011	15,891,449	152,130,228	9.55	10.21	0.40%	2.00%	1.52%	(4.23%)	(4.23%)
Portfolio Optimization Moderate
2012	57,984,769	$599,663,537	$10.27	$11.42	0.40%	2.00%	2.11%	10.70%	12.49%
05/02/2011 - 12/31/2011	55,488,229	516,035,219	9.28	10.28	0.40%	2.00%	1.34%	(7.03%)	(7.03%)
Portfolio Optimization Growth
2012	49,294,221	$500,099,820	$10.08	$11.62	0.40%	2.00%	1.70%	11.76%	13.56%
05/13/2011 - 12/31/2011	52,994,157	479,205,928	9.02	10.35	0.40%	2.00%	1.06%	(7.47%)	(7.47%)
Portfolio Optimization Aggressive-Growth
2012	13,283,546	$131,845,591	$9.87	$11.81	0.40%	2.00%	1.37%	12.88%	14.71%
05/03/2011 - 12/31/2011	14,855,932	130,189,392	8.74	10.42	0.40%	2.00%	0.88%	(11.81%)	(11.81%)
Invesco V.I. Balanced-Risk Allocation
Series II
2012	720,003	$11,226,332	$10.79	$16.82	0.40%	2.00%	0.93%	8.44%	9.59%
2011	216,209	3,157,610	9.93	14.94	0.95%	2.00%	0.13%	8.59%	9.35%
2010	24,586	333,047	13.48	13.66	1.15%	1.85%	0.17%	7.32%	8.07%
02/10/2009 - 12/31/2009	26,945	339,125	12.56	12.64	1.15%	1.85%	4.49%	25.00%	25.00%
AllianceBernstein VPS Balanced Wealth
Strategy Class B
2012	691,535	$7,004,970	$9.87	$11.61	0.95%	1.85%	2.01%	11.29%	12.30%
2011	537,999	4,867,563	8.87	10.34	0.95%	2.00%	2.19%	(4.83%)	(4.16%)
2010	397,298	3,742,111	9.26	9.50	1.15%	2.00%	2.42%	8.28%	9.04%
2009	294,149	2,547,198	8.61	8.71	1.15%	1.85%	0.77%	22.17%	23.03%
05/08/2008 - 12/31/2008	250,166	1,765,581	7.05	7.08	1.15%	1.85%	3.05%	(29.44%)	(29.44%)
BlackRock Capital Appreciation V.I. Class III
2012	16,464	$187,627	$9.85	$12.57	0.75%	1.30%	0.98%	12.10%	12.72%
2011	7,511	78,029	8.78	11.15	0.75%	1.30%	0.60%	(9.93%)	(9.75%)
06/22/2010 - 12/31/2010	1,163	14,368	12.34	12.36	0.75%	0.95%	0.55%	20.16%	20.16%
BlackRock Global Allocation V.I. Class III
2012	7,406,435	$77,560,831	$9.70	$11.46	0.40%	2.00%	1.81%	7.78%	9.53%
2011	4,903,787	47,318,521	8.95	10.61	0.40%	2.00%	2.39%	(5.54%)	(4.02%)
2010	4,027,468	40,945,614	10.00	11.20	0.40%	2.00%	1.20%	7.59%	9.32%
2009	3,564,014	33,479,785	9.29	10.38	0.40%	2.00%	2.37%	18.52%	20.43%
05/06/2008 - 12/31/2008	1,394,118	11,003,489	7.84	7.96	0.40%	2.00%	6.98%	(21.83%)	(21.83%)
Fidelity VIP FundsManager 60% Service
Class 2 (7)
05/10/2012 - 12/31/2012	199,249	$2,036,477	$10.19	$10.26	0.75%	1.85%	3.95%	4.70%	4.70%

See Notes to Financial Statements	See explanation of references on page H-26

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	Units Outstanding (1)	Net Assets (1)	AUV (2)		Expense Ratio (3)		Investment Income Ratio (4)	Total Return (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
First Trust/Dow Jones Dividend & Income Allocation (7)
05/10/2012 - 12/31/2012	112,925	$1,167,968	$10.31	$10.37	0.95%	1.85%	4.89%	4.55%	4.55%
Franklin Templeton VIP Founding Funds Allocation Class 2
2012	3,816	$42,743	$10.95	$11.35	0.95%	1.30%	1.73%	13.84%	13.84%
05/09/2011 - 12/31/2011	940	9,047	9.62	9.62	1.30%	1.30%	0.00%	(9.63%)	(9.63%)
Franklin Templeton VIP Founding Funds Allocation Class 4
2012	728,062	$7,380,164	$9.82	$12.43	0.40%	2.00%	2.60%	12.89%	13.85%
2011	709,309	6,308,176	8.70	11.01	0.40%	2.00%	0.02%	(3.62%)	(2.79%)
2010	668,127	6,118,287	9.02	11.41	1.15%	2.00%	2.28%	8.06%	8.98%
2009	565,335	4,771,187	8.35	10.56	1.15%	2.00%	3.59%	27.68%	28.58%
05/08/2008 - 12/31/2008	217,481	1,434,378	6.58	6.61	1.15%	1.85%	8.14%	(34.15%)	(34.15%)
Mutual Global Discovery Securities Class 2
2012	25,648	$293,513	$10.64	$12.27	0.75%	1.30%	2.78%	11.89%	12.51%
2011	8,785	92,265	9.50	10.90	0.75%	1.30%	1.90%	(3.88%)	(3.68%)
06/22/2010 - 12/31/2010	1,960	22,186	11.31	11.32	0.75%	0.95%	1.87%	9.71%	9.71%
Templeton Global Bond Securities Class 2
2012	13,899	$163,023	$11.37	$12.36	0.75%	0.75%	6.98%	14.20%	14.20%
06/17/2011 - 12/31/2011	940	10,170	10.82	10.82	0.75%	0.75%	0.00%	(5.16%)	(5.16%)
GE Investments Total Return Class 3
2012	1,000,860	$14,059,203	$10.03	$14.72	0.60%	2.00%	1.83%	10.02%	11.41%
2011	493,997	6,311,400	9.09	12.98	0.75%	2.00%	2.15%	(5.01%)	(3.82%)
2010	288,708	3,872,939	10.72	13.55	0.75%	2.00%	1.42%	7.20%	8.12%
03/05/2009 - 12/31/2009	243,856	3,048,295	12.44	12.54	1.15%	2.00%	3.00%	35.36%	35.36%
JPMorgan Insurance Trust Equity Index Class 1
2012	1,397	$18,002	$12.89	$12.89	1.40%	1.40%	1.92%	13.97%	13.97%
2011	1,753	19,821	11.31	11.31	1.40%	1.40%	1.74%	0.30%	0.30%
2010	1,753	19,762	11.28	11.28	1.40%	1.40%	2.14%	12.82%	12.82%
2009	1,753	17,517	9.99	9.99	1.40%	1.40%	2.52%	24.68%	24.68%
2008	1,753	14,050	8.02	8.02	1.40%	1.40%	2.03%	(38.08%)	(38.08%)
Lord Abbett International Core Equity Class VC
2012	4,831	$55,329	$9.65	$11.92	0.75%	1.30%	1.47%	13.64%	14.27%
2011	5,333	52,412	8.50	10.43	0.75%	1.30%	1.80%	(14.28%)	(14.11%)
06/22/2010 - 12/31/2010	853	10,356	12.13	12.14	0.75%	0.95%	1.43%	17.13%	17.13%
Lord Abbett Total Return Class VC
2012	48,236	$521,898	$10.58	$11.84	0.75%	1.30%	2.94%	5.44%	6.02%
2011	9,655	106,467	10.73	11.17	0.75%	1.30%	2.80%	7.75%	7.96%
06/22/2010 - 12/31/2010	4,514	46,704	10.34	10.35	0.75%	0.95%	6.25%	2.65%	2.65%
MFS Investors Growth Stock Series - Service Class
2012	883	$12,067	$13.67	$13.67	0.75%	0.75%	0.22%	15.81%	15.81%
06/17/2011 - 12/31/2011	880	10,386	11.81	11.81	0.75%	0.75%	0.52%	(1.41%)	(1.41%)
MFS Total Return Series -Service Class
2012	324,475	$3,366,137	$10.32	$11.38	0.75%	1.85%	1.95%	9.11%	9.66%
05/9/2011 - 12/31/2011	24,249	230,523	9.49	9.52	1.15%	1.65%	1.80%	(4.48%)	(4.48%)
MFS Value Series - Service Class
2012	24,609	$291,084	$11.13	$13.16	0.75%	1.30%	1.44%	14.38%	15.01%
2011	9,387	103,118	9.73	11.44	0.75%	1.30%	1.63%	(1.41%)	(1.21%)
06/22/2010 - 12/31/2010	1,973	22,853	11.57	11.58	0.75%	0.95%	0.00%	13.49%	13.49%
PIMCO Global Multi-Asset - Advisor Class
2012	1,187,488	$13,065,704	$9.71	$11.43	0.40%	1.85%	3.34%	6.78%	8.34%
2011	638,869	6,597,392	9.07	10.55	0.40%	1.85%	2.35%	(3.60%)	(2.19%)
05/10/2010 - 12/31/2010	109,652	1,175,289	10.68	10.79	0.40%	1.85%	8.97%	9.04%	9.04%
Schwab VIT Balanced (7)
11/09/2012 - 12/31/2012	14,741	$152,264	$10.33	$10.33	0.60%	0.60%	0.00%	2.35%	2.35%

See Notes to Financial Statements	See explanation of references on page H-26

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages H-21 - H-25

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).

(2)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(3)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

(4)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

(5)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(6)	Investment income ratio represents less than 0.005%.

(7)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2012 is comprised of seventy-two subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., JPMorgan Insurance Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and Schwab VIT Portfolios (collectively, the “Funds”). Sixty-five of the seventy-two Variable Accounts are presented in the Schedule of Investments in Section G of this brochure.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) nine new Variable Accounts during 2012. The following seven Variable Accounts commenced operations during 2012:

Variable Accounts	Commenced Operations on
Emerging Markets Debt	June 8, 2012
Currency Strategies	December 21, 2012
Global Absolute Return	December 17, 2012
Precious Metals	December 17, 2012
Fidelity VIP FundsManager 60% Service Class 2	May 10, 2012
First Trust/Dow Jones Dividend & Income Allocation	May 10, 2012
Schwab VIT Balanced	November 9, 2012

The Schwab VIT Balanced with Growth and Schwab VIT Growth Variable Accounts were organized in 2012 but had no investments as of December 31, 2012. All units were fully redeemed or transferred prior to December 31, 2011 from the JPMorgan Insurance Trust Core Bond Class 1, JPMorgan Insurance Trust Mid Cap Value Class 1, JPMorgan Insurance Trust Intrepid Growth Class 1, and JPMorgan Insurance Trust U.S. Equity Class 1 Variable Accounts and there have been no investments since then. There have been no investments in the JPMorgan Insurance Trust Mid Cap Growth Class 1 Variable Account since the variable account was added to the Separate Account.

Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”) in 2011, significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The net assets of the Invesco V.I. Global Multi-Asset Fund Series II, the underlying portfolio for the Invesco V.I. Global Multi-Asset Series II Variable Account were transferred to the Invesco Balanced-Risk Allocation Series II, the underlying portfolio for the Invesco Balanced-Risk Allocation Series II Variable Account (the “Reorganization”). The Reorganization took place on April 29, 2011. In connection with the Reorganization, a total of 69,652 outstanding accumulation units (valued at $1,021,533) of the Invesco V.I. Global Multi-Asset Series II Variable Account were exchanged for 73,174 accumulation units with equal value of the Invesco V.I. Balanced-Risk Allocation Series II Variable Account. Transfers of units related to the Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life & Annuity Company (“PL&A”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 4.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to Contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets. For the year ended December 31, 2012, there were no adjustments to net assets allocated to Contracts in payout period.

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Value Edge, Pacific Odyssey, Pacific Voyages, Pacific One Select, Pacific Destinations, Pacific Destinations B, Pacific Destinations O - Series, Pacific Value Select, Schwab Retirement Income Variable Annuity, and Pacific Journey Select Contracts. Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Value Edge, Pacific Odyssey, Pacific Voyages, Pacific One Select, Pacific Destinations, Pacific Destinations B, Pacific Destinations O - Series, and Pacific Value Select Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. Schwab Retirement Income Variable Annuity Contracts have one death benefit option: the Standard Death Benefit. Pacific Journey Select Contracts have four options: Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option (includes Standard Death Benefit), With Stepped-Up Death Benefit Rider Only, With Four Year Withdrawal Charge Option Only (includes Standard Death Benefit), and With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option.

PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees PL&A assumes, and additional death benefit rider and withdrawal option charges for Contract owners who purchased the Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option. The additional death benefit rider and withdrawal option charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction to unit values:

	Death Benefit Options
Pacific Portfolios Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.65%	1.85%

Pacific Value Edge Contracts
M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.80%	2.00%

Pacific Odyssey Contracts
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.40%	0.60%

Pacific Voyages Contracts
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

Pacific One Select Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options			Death Benefit Options
Pacific Destinations Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider	Pacific Value Select Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider
M&E Charge	0.60%	0.60%	M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%	Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.75%	0.95%	Total Annual Expenses	1.60%	1.80%

Pacific Destinations B Contracts			Schwab Retirement Income Variable Annuity Contracts
M&E Charge	1.15%	1.15%	M&E Charge	0.35%
Administrative Fee	0.15%	0.15%	Administrative Fee	0.25%
Death Benefit Rider Charge	None	0.20%	Death Benefit Rider Charge	None
Total Annual Expenses	1.30%	1.50%	Total Annual Expenses	0.60%

Pacific Destinations O - Series Contracts			Pacific Journey Select Contracts	Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option	With Stepped-Up Death Benefit Rider Only	With Four Year Withdrawal Charge Option Only	With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option
M&E Charge	0.60%	0.60%	M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	Death Benefit Rider Charge	None	0.20%	None	0.20%
Total Annual Expenses	0.75%	0.95%	Four Year Withdrawal Charge	None	None	0.35%	0.35%
			Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2012, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.99% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from Class I shares only of PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2012, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$10,118,940	$10,540,066
Diversified Bond	1,481,908	1,023,425
Floating Rate Loan	755,368	823,335
High Yield Bond	1,846,830	1,752,487
Inflation Managed	4,682,506	2,043,430
Inflation Protected	438,728	125,475
Managed Bond	5,124,460	2,512,247
Short Duration Bond	2,941,783	2,156,649
Emerging Markets Debt (1)	196,723	1,301
American Funds Growth	718,937	738,432
American Funds Growth-Income	437,331	359,663
Comstock	304,454	720,657
Dividend Growth	995,152	336,750
Equity Index	2,893,309	2,234,673
Focused 30	1,120,948	1,301,539
Growth LT	450,380	136,271
Large-Cap Growth	961,038	1,082,987
Large-Cap Value	600,642	885,332
Long/Short Large-Cap	147,941	536,222
Main Street Core	319,106	463,597
Mid-Cap Equity	655,965	624,148
Mid-Cap Growth	1,006,722	765,378
Mid-Cap Value	593,347	530,210
Small-Cap Equity	216,580	483,139
Small-Cap Growth	453,165	409,941
Small-Cap Index	291,940	192,668
Small-Cap Value	591,734	787,050
Health Sciences	1,724,218	1,141,540
Real Estate	1,282,526	1,330,807
Technology	734,074	600,967
Emerging Markets	1,316,141	1,018,854
International Large-Cap	724,225	855,383
International Small-Cap	246,980	488,936
International Value	287,401	1,145,172
Currency Strategies (1)	2,499	—
Global Absolute Return (1)	468	—
Precious Metals (1)	200	—
American Funds Asset Allocation	12,965,335	761,153
Pacific Dynamix - Conservative Growth	8,303,120	1,594,624
Pacific Dynamix - Moderate Growth	20,926,704	1,497,495
Pacific Dynamix - Growth	3,630,472	826,885
Portfolio Optimization Conservative	45,709,737	25,671,197
Portfolio Optimization Moderate-Conservative	36,765,888	24,986,417
Portfolio Optimization Moderate	82,606,931	54,297,211
Portfolio Optimization Growth	34,542,935	70,900,860
Portfolio Optimization Aggressive-Growth	4,195,016	19,523,508
Invesco V.I. Balanced-Risk Allocation Series II	8,403,019	792,476
AllianceBernstein VPS Balanced Wealth Strategy Class B	1,834,025	309,883
BlackRock Capital Appreciation V.I. Class III	164,917	64,749
BlackRock Global Allocation V.I. Class III	34,941,140	8,960,065
Fidelity VIP FundsManager 60% Service Class 2 (1)	2,015,468	10,890
First Trust/Dow Jones Dividend & Income Allocation (1)	1,170,267	6,109
Franklin Templeton VIP Founding Funds Allocation Class 2	31,490	987
Franklin Templeton VIP Founding Funds Allocation Class 4	1,696,699	1,431,188
Mutual Global Discovery Securities Class 2	252,026	54,142
Templeton Global Bond Securities Class 2	155,284	5,377
GE Investments Total Return Class 3	7,578,608	710,484
JPMorgan Insurance Trust Equity Index Class 1	376	4,714
Lord Abbett International Core Equity Class VC	39,503	42,051
Lord Abbett Total Return Class VC	454,100	44,967
MFS Investors Growth Stock Series - Service Class	885	352
MFS Total Return Series - Service Class	3,315,931	231,537
MFS Value Series - Service Class	238,609	71,562
PIMCO Global Multi-Asset - Advisor Class	7,049,631	978,248
Schwab VIT Balanced (1)	150,000	1,372

(1)	Operations commenced during 2012 (See Note 1).

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2012, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2012 and 2011 were as follows:

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)
Cash Management	1,023,669	(1,057,481)	(33,812)	706,470	(702,371)	4,099
Diversified Bond	118,507	(83,809)	34,698	791,346	(9,462,575)	(8,671,229)
Floating Rate Loan	71,487	(90,104)	(18,617)	367,416	(4,130,639)	(3,763,223)
High Yield Bond	115,090	(105,356)	9,734	206,511	(2,010,293)	(1,803,782)
Inflation Managed	210,211	(125,359)	84,852	884,867	(9,509,399)	(8,624,532)
Inflation Protected (2)	34,875	(6,052)	28,823	13,186	(338)	12,848
Managed Bond	340,525	(162,371)	178,154	1,024,253	(11,267,037)	(10,242,784)
Short Duration Bond	239,754	(162,467)	77,287	619,635	(5,170,387)	(4,550,752)
Emerging Markets Debt (3)	18,472	(57)	18,415
American Funds Growth	67,806	(57,375)	10,431	251,897	(2,538,329)	(2,286,432)
American Funds Growth-Income	43,113	(30,786)	12,327	373,940	(4,317,403)	(3,943,463)
Comstock	19,020	(60,343)	(41,323)	498,555	(7,467,784)	(6,969,229)
Dividend Growth	88,367	(26,234)	62,133	225,050	(3,565,169)	(3,340,119)
Equity Index	299,657	(221,636)	78,021	362,630	(6,171,975)	(5,809,345)
Focused 30	78,323	(79,721)	(1,398)	22,404	(21,026)	1,378
Growth LT	20,092	(10,745)	9,347	243,010	(3,757,642)	(3,514,632)
Large-Cap Growth	69,649	(102,495)	(32,846)	298,736	(5,735,694)	(5,436,958)
Large-Cap Value	45,922	(69,679)	(23,757)	496,569	(9,949,804)	(9,453,235)
Long/Short Large-Cap	10,565	(54,923)	(44,358)	329,805	(6,429,768)	(6,099,963)
Main Street Core	21,320	(36,242)	(14,922)	208,914	(3,510,683)	(3,301,769)
Mid-Cap Equity	31,898	(45,162)	(13,264)	263,370	(4,527,573)	(4,264,203)
Mid-Cap Growth	54,475	(59,682)	(5,207)	197,132	(2,977,757)	(2,780,625)
Mid-Cap Value	31,867	(29,137)	2,730	178,892	(2,718,925)	(2,540,033)
Small-Cap Equity	17,279	(36,542)	(19,263)	219,465	(2,846,742)	(2,627,277)
Small-Cap Growth	26,755	(32,738)	(5,983)	156,274	(1,737,498)	(1,581,224)
Small-Cap Index	22,865	(11,802)	11,063	24,358	(268,678)	(244,320)
Small-Cap Value	28,904	(38,827)	(9,923)	73,742	(867,287)	(793,545)
Health Sciences	98,914	(58,862)	40,052	55,204	(30,557)	24,647
Real Estate	90,586	(62,848)	27,738	93,344	(909,929)	(816,585)
Technology	87,025	(80,039)	6,986	32,165	(18,480)	13,685
Emerging Markets	70,502	(39,647)	30,855	183,848	(1,464,389)	(1,280,541)
International Large-Cap	66,839	(64,066)	2,773	313,160	(5,416,296)	(5,103,136)
International Small-Cap	26,021	(56,905)	(30,884)	266,438	(4,228,355)	(3,961,917)
International Value	33,750	(119,677)	(85,927)	393,928	(5,086,910)	(4,692,982)
Currency Strategies (3)	253	—	253
Global Absolute Return (3)	47	—	47
Precious Metals (3)	23	—	23
American Funds Asset Allocation	867,977	(69,474)	798,503	149,519	(59,421)	90,098
Pacific Dynamix - Conservative Growth	624,004	(132,686)	491,318	218,997	(15,728)	203,269
Pacific Dynamix - Moderate Growth	1,546,745	(149,116)	1,397,629	443,981	(25,845)	418,136
Pacific Dynamix - Growth	240,096	(61,106)	178,990	360,567	(76,350)	284,217
Portfolio Optimization Conservative (4)	4,494,905	(2,732,768)	1,762,137	15,453,565	(3,961,884)	11,491,681
Portfolio Optimization Moderate - Conservative (5)	3,774,095	(2,763,710)	1,010,385	17,562,934	(1,671,485)	15,891,449
Portfolio Optimization Moderate (4)	9,659,659	(7,163,119)	2,496,540	61,066,079	(5,577,850)	55,488,229
Portfolio Optimization Growth (6)	4,048,196	(7,748,132)	(3,699,936)	60,409,040	(7,414,883)	52,994,157
Portfolio Optimization Aggressive - Growth (5)	340,883	(1,913,269)	(1,572,386)	16,077,117	(1,221,185)	14,855,932
Invesco V.I. Balanced-Risk Allocation Series II	558,803	(55,009)	503,794	204,445	(12,822)	191,623
AllianceBernstein VPS Balanced Wealth Strategy Class B	186,311	(32,775)	153,536	202,376	(61,675)	140,701
BlackRock Capital Appreciation V.I. Class III	14,757	(5,804)	8,953	6,448	(100)	6,348
BlackRock Global Allocation V.I. Class III	3,532,924	(1,030,276)	2,502,648	3,135,881	(2,259,562)	876,319
Fidelity VIP FundsManager 60% Service Class 2 (3)	199,873	(624)	199,249
First Trust/Dow Jones Dividend & Income Allocation (3)	113,607	(682)	112,925
Franklin Templeton VIP Founding Funds Allocation Class 2 (7)	2,955	(79)	2,876	948	(8)	940
Franklin Templeton VIP Founding Funds Allocation Class 4	164,522	(145,769)	18,753	149,745	(108,563)	41,182

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)

Mutual Global Discovery Securities Class 2	21,939	(5,076)	16,863	6,981	(156)	6,825
Templeton Global Bond Securities Class 2 (8)	13,407	(448)	12,959	987	(47)	940
GE Investments Total Return Class 3	563,110	(56,247)	506,863	277,075	(71,786)	205,289
JPMorgan Insurance Trust Equity Index Class 1	—	(356)	(356)	—	—	—
Lord Abbett International Core Equity Class VC	3,673	(4,175)	(502)	4,525	(45)	4,480
Lord Abbett Total Return Class VC	42,878	(4,297)	38,581	6,323	(1,182)	5,141
MFS Investors Growth Stock Series - Service Class (8)	23	(20)	3	929	(49)	880
MFS Total Return Series - Service Class (7)	320,653	(20,427)	300,226	24,276	(27)	24,249
MFS Value Series - Service Class	21,472	(6,250)	15,222	7,725	(311)	7,414
PIMCO Global Multi-Asset - Advisor Class	653,361	(104,742)	548,619	2,596,030	(2,066,813)	529,217
Schwab VIT Balanced (3)	14,863	(122)	14,741

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).
(2)	Operations commenced on June 8, 2011.
(3)	Operations commenced during 2012 (See Note 1).
(4)	Operations commenced on May 2, 2011.
(5)	Operations commenced on May 3, 2011.
(6)	Operations commenced on May 13, 2011.
(7)	Operations commenced on May 9, 2011.
(8)	Operations commenced on June 17, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A of Pacific Life & Annuity Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP FundsManager® 60% Service Class 2, First Trust/Dow Jones Dividend & Income Allocation, Franklin Templeton VIP Founding Funds Allocation Class 2, Franklin Templeton VIP Founding Funds Allocation Class 4, Mutual Global Discovery Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, JPMorgan Insurance Trust Equity Index Class 1, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS Investors Growth Stock Series - Service Class, MFS Total Return Series - Service Class, MFS Value Series - Service Class, PIMCO Global Multi-Asset – Advisor Class, and Schwab VIT Balanced Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2012, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2012, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A of Pacific Life & Annuity Company as of December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2013

J-1

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2829

Omaha, Nebraska 68103-2829

Annual Reports

as of December 31, 2012

• Pacific Select Fund

• Separate Account A of

  Pacific Life & Annuity Company

Form No.	N355-13A